JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 61.6%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	26	26
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (a)	10	10
Pool # 782979, ARM, 6.37%, 1/1/2035 (a)	30	31
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (a)	15	16
Pool # 1Q0007, ARM, 7.89%, 12/1/2035 (a)	6	6
Pool # 972200, ARM, 6.68%, 3/1/2036 (a)	14	14
Pool # 1J1380, ARM, 7.66%, 3/1/2036 (a)	4	4
Pool # 1H2618, ARM, 7.17%, 5/1/2036 (a)	26	27
Pool # 1G2557, ARM, 7.42%, 6/1/2036 (a)	36	37
Pool # 1A1085, ARM, 7.50%, 8/1/2036 (a)	22	23
Pool # 1Q0105, ARM, 7.58%, 9/1/2036 (a)	10	10
Pool # 1A1096, ARM, 7.16%, 10/1/2036 (a)	70	71
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (a)	55	56
Pool # 1N0249, ARM, 7.20%, 10/1/2036 (a)	5	5
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (a)	31	31
Pool # 1G2671, ARM, 6.11%, 11/1/2036 (a)	39	39
Pool # 1Q0737, ARM, 7.12%, 11/1/2036 (a)	20	20
Pool # 782760, ARM, 7.26%, 11/1/2036 (a)	34	36
Pool # 1G1386, ARM, 6.17%, 12/1/2036 (a)	11	12
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (a)	17	18
Pool # 1G1555, ARM, 6.72%, 2/1/2037 (a)	5	5
Pool # 1Q0739, ARM, 7.52%, 3/1/2037 (a)	32	32
Pool # 1Q0697, ARM, 7.15%, 5/1/2037 (a)	34	34
Pool # 1G2229, ARM, 7.32%, 9/1/2037 (a)	10	10
Pool # 1Q0722, ARM, 6.58%, 4/1/2038 (a)	17	17
Pool # 1Q0789, ARM, 7.04%, 5/1/2038 (a)	3	3
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	72	72
Pool # C91158, 6.50%, 1/1/2028	34	35
Pool # C91180, 5.50%, 3/1/2028	34	35
Pool # D98938, 4.00%, 2/1/2032	281	274
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	—	1
Pool # C00701, 6.50%, 1/1/2029	9	9
Pool # G03029, 6.00%, 10/1/2029	14	14
Pool # C68485, 7.00%, 7/1/2032	11	11
Pool # G01448, 7.00%, 8/1/2032	16	17
Pool # C75791, 5.50%, 1/1/2033	32	32
Pool # C01735, 4.00%, 10/1/2033	37	36
Pool # A13625, 5.50%, 10/1/2033	96	97
Pool # A16843, 6.00%, 12/1/2033	26	26
Pool # A28796, 6.50%, 11/1/2034	42	44
Pool # A46417, 7.00%, 4/1/2035	130	135
Pool # A46987, 5.50%, 7/1/2035	220	226
Pool # A80290, 5.00%, 11/1/2035	292	294
Pool # G05713, 6.50%, 12/1/2035	209	216
Pool # A54679, 6.50%, 6/1/2036	11	11

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C02637, 7.00%, 10/1/2036	77	80
Pool # C02660, 6.50%, 11/1/2036	33	35
Pool # G04077, 6.50%, 3/1/2038	70	73
Pool # G05190, 7.50%, 9/1/2038	13	13
Pool # C03466, 5.50%, 3/1/2040	57	58
Pool # A93511, 5.00%, 8/1/2040	488	495
Pool # G06493, 4.50%, 5/1/2041	784	776
Pool # G60039, 3.00%, 4/1/2043	3,203	2,900
Pool # G60105, 5.00%, 6/1/2044	1,082	1,097
Pool # Q37784, 3.50%, 12/1/2045	1,113	1,027
Pool # Q39412, 3.50%, 3/1/2046	449	414
Pool # Q40797, 3.50%, 5/1/2046	1,277	1,179
Pool # Q40922, 3.50%, 6/1/2046	435	401
Pool # Q42079, 3.50%, 7/1/2046	553	511
Pool # V84637, 4.00%, 9/1/2048	359	340
Pool # Q61709, 4.50%, 2/1/2049	661	644
Pool # Q62088, 4.50%, 2/1/2049	557	550
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	40	40
Pool # WA1626, 3.45%, 8/1/2032	8,287	7,703
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,792
Pool # U80047, 4.00%, 9/1/2032	130	127
Pool # U80068, 3.50%, 10/1/2032	257	248
Pool # U80125, 3.50%, 1/1/2033	781	750
Pool # U80173, 3.50%, 1/1/2033	542	523
Pool # U80265, 3.50%, 4/1/2033	743	716
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,551
Pool # L10224, 6.00%, 12/1/2034	93	93
Pool # H00158, 6.00%, 4/1/2036	45	45
Pool # L10291, 6.50%, 11/1/2036	121	124
Pool # P51353, 6.50%, 11/1/2036	67	68
Pool # P50595, 6.50%, 12/1/2036	205	212
Pool # P51361, 6.50%, 12/1/2036	51	53
Pool # G20028, 7.50%, 12/1/2036	44	45
Pool # G80365, 6.50%, 10/17/2038	91	93
Pool # U90690, 3.50%, 6/1/2042	2,121	1,970
Pool # U90975, 4.00%, 6/1/2042	1,320	1,266
Pool # T65101, 4.00%, 10/1/2042	200	187
Pool # U90378, 4.00%, 11/1/2042	1,916	1,837
Pool # U90542, 4.00%, 12/1/2042	609	591
Pool # U91449, 4.00%, 5/1/2043	1,753	1,681
Pool # U99051, 3.50%, 6/1/2043	286	266
Pool # U99134, 4.00%, 1/1/2046	1,167	1,119
Pool # U69030, 4.50%, 1/1/2046	794	782
Pool # U69039, 4.00%, 2/1/2046	1,867	1,784
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,986	1,904

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	413	380
Pool # RA1623, 4.00%, 9/1/2049	1,618	1,548
Pool # SI2041, 3.00%, 10/1/2049	10,034	8,888
Pool # QA5403, 4.00%, 11/1/2049	764	724
Pool # QA5096, 4.00%, 12/1/2049	949	899
Pool # QA5982, 4.00%, 12/1/2049	911	862
Pool # RA2008, 4.00%, 1/1/2050	2,190	2,073
Pool # QA7351, 3.00%, 2/1/2050	297	264
Pool # RA2272, 3.50%, 2/1/2050	15,122	14,131
Pool # QB0097, 4.00%, 5/1/2050	576	555
Pool # QB0098, 2.50%, 6/1/2050	5,026	4,259
Pool # RA2897, 2.50%, 6/1/2050	9,966	8,424
Pool # SD8089, 2.50%, 7/1/2050	8,810	7,462
Pool # SI2081, 2.00%, 8/1/2050	25,342	20,583
Pool # RA3976, 2.50%, 11/1/2050	8,888	7,582
Pool # RA4515, 4.00%, 2/1/2051	4,762	4,488
Pool # QC2061, 2.00%, 5/1/2051	15,694	12,729
Pool # RA5276, 2.50%, 5/1/2051	6,548	5,541
Pool # QC2209, 3.50%, 5/1/2051	1,557	1,418
Pool # QC3244, 3.00%, 6/1/2051	3,259	2,872
Pool # RA5921, 2.50%, 9/1/2051	4,537	3,857
Pool # QC7968, 2.50%, 10/1/2051	1,121	954
Pool # RA6135, 2.50%, 10/1/2051	21,360	18,169
Pool # RA6228, 2.50%, 11/1/2051	7,853	6,647
Pool # QD0369, 3.00%, 11/1/2051	4,579	4,032
Pool # SD5768, 3.00%, 1/1/2052	4,762	4,218
Pool # RA6586, 3.50%, 1/1/2052	10,921	9,920
Pool # SD4951, 2.50%, 2/1/2052	21,866	18,587
Pool # SD3952, 2.50%, 3/1/2052	5,230	4,447
Pool # SD7554, 2.50%, 4/1/2052	4,084	3,471
Pool # QE0399, 3.00%, 4/1/2052	8,201	7,225
Pool # SD8212, 2.50%, 5/1/2052	12,239	10,268
Pool # SD3362, 3.00%, 5/1/2052	8,973	7,875
Pool # SD1840, 3.00%, 6/1/2052	10,633	9,349
Pool # SD5756, 3.50%, 6/1/2052	9,738	8,857
Pool # QE5028, 5.00%, 6/1/2052	1,037	1,021
Pool # QE4140, 5.50%, 6/1/2052	5,081	5,139
Pool # QE8520, 3.50%, 8/1/2052	12,761	11,587
Pool # SD4181, 3.50%, 8/1/2052	8,776	8,019
Pool # SD1725, 4.00%, 10/1/2052	13,338	12,499
Pool # SD1713, 5.00%, 10/1/2052	9,083	8,985
Pool # RA9669, 5.00%, 8/1/2053	5,676	5,574
Pool # RJ1756, 4.50%, 6/1/2054	5,927	5,701
FNMA
Pool # 54844, ARM, 4.56%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.63%, 3/1/2029 (a)	1	1
Pool # 555258, ARM, 6.65%, 1/1/2033 (a)	29	29

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 746299, ARM, 7.59%, 9/1/2033 (a)	23	23
Pool # 743546, ARM, 6.31%, 11/1/2033 (a)	67	67
Pool # 766610, ARM, 6.08%, 1/1/2034 (a)	6	6
Pool # 735648, ARM, 6.74%, 2/1/2034 (a)	13	13
Pool # 770377, ARM, 6.42%, 4/1/2034 (a)	11	11
Pool # 751531, ARM, 7.21%, 5/1/2034 (a)	28	29
Pool # 778908, ARM, 7.19%, 6/1/2034 (a)	10	10
Pool # 800422, ARM, 6.46%, 8/1/2034 (a)	101	100
Pool # 735332, ARM, 6.89%, 8/1/2034 (a)	21	22
Pool # 790964, ARM, 7.40%, 9/1/2034 (a)	11	11
Pool # 803594, ARM, 6.59%, 10/1/2034 (a)	17	17
Pool # 803599, ARM, 6.60%, 10/1/2034 (a)	24	25
Pool # 794797, ARM, 6.76%, 10/1/2034 (a)	27	27
Pool # 735740, ARM, 7.11%, 10/1/2034 (a)	27	27
Pool # 896463, ARM, 7.46%, 10/1/2034 (a)	44	46
Pool # 810896, ARM, 6.74%, 1/1/2035 (a)	168	170
Pool # 816594, ARM, 7.25%, 2/1/2035 (a)	8	8
Pool # 735539, ARM, 6.68%, 4/1/2035 (a)	75	78
Pool # 745862, ARM, 7.04%, 4/1/2035 (a)	34	34
Pool # 821378, ARM, 7.04%, 5/1/2035 (a)	31	31
Pool # 823660, ARM, 7.10%, 5/1/2035 (a)	23	23
Pool # 821179, ARM, 7.11%, 5/1/2035 (a)	4	4
Pool # 745766, ARM, 6.51%, 6/1/2035 (a)	17	17
Pool # 832801, ARM, 7.37%, 9/1/2035 (a)	7	7
Pool # 849251, ARM, 6.83%, 1/1/2036 (a)	22	22
Pool # 920843, ARM, 7.67%, 3/1/2036 (a)	244	253
Pool # 872825, ARM, 7.69%, 6/1/2036 (a)	21	21
Pool # 892868, ARM, 7.52%, 7/1/2036 (a)	17	17
Pool # 886558, ARM, 7.34%, 8/1/2036 (a)	19	19
Pool # 920547, ARM, 7.10%, 9/1/2036 (a)	87	88
Pool # 894239, ARM, 6.56%, 10/1/2036 (a)	7	7
Pool # 900191, ARM, 7.72%, 10/1/2036 (a)	13	14
Pool # 902818, ARM, 6.57%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 6.41%, 12/1/2036 (a)	16	16
Pool # 995919, ARM, 7.34%, 7/1/2037 (a)	22	22
Pool # 938346, ARM, 7.56%, 7/1/2037 (a)	12	12
Pool # AD0085, ARM, 6.67%, 11/1/2037 (a)	22	22
Pool # AD0179, ARM, 6.83%, 12/1/2037 (a)	27	28
Pool # 966946, ARM, 6.28%, 1/1/2038 (a)	1	1
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	662	643
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	21	21
Pool # AE0049, 6.00%, 9/1/2029	18	18
Pool # MA0602, 3.50%, 12/1/2030	289	281
Pool # AP3582, 3.50%, 8/1/2032	435	418
Pool # AB9830, 3.50%, 7/1/2033	2,013	1,937
Pool # AL6238, 4.00%, 1/1/2035	713	695
Pool # MA4500, 1.50%, 12/1/2041	6,830	5,636

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	6	6
Pool # 695533, 8.00%, 6/1/2027	4	4
Pool # 756020, 8.50%, 12/1/2027	1	1
Pool # 527285, 7.00%, 11/1/2028	1	1
Pool # 755973, 8.00%, 11/1/2028	26	26
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 776702, 4.50%, 5/1/2029	7	7
Pool # 889020, 6.50%, 11/1/2029	27	28
Pool # 567036, 8.50%, 2/1/2030	12	12
Pool # 598559, 6.50%, 8/1/2031	17	17
Pool # 613000, 7.00%, 11/1/2031	18	19
Pool # 610591, 7.00%, 1/1/2032	26	27
Pool # 788150, 6.00%, 3/1/2032	7	7
Pool # 682078, 5.50%, 11/1/2032	121	123
Pool # 668562, 6.00%, 12/1/2032	13	14
Pool # 675555, 6.00%, 12/1/2032	8	8
Pool # AL0045, 6.00%, 12/1/2032	89	92
Pool # 357363, 5.50%, 3/1/2033	136	138
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 688625, 6.00%, 3/1/2033	8	8
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 702901, 6.00%, 5/1/2033	79	81
Pool # 695403, 5.00%, 6/1/2033	62	62
Pool # 995656, 7.00%, 6/1/2033	64	67
Pool # 723852, 5.00%, 7/1/2033	25	24
Pool # 729296, 5.00%, 7/1/2033	60	59
Pool # 726912, 4.00%, 8/1/2033	2	1
Pool # 753696, 4.00%, 8/1/2033	13	13
Pool # 729379, 6.00%, 8/1/2033	14	14
Pool # 737825, 6.00%, 9/1/2033	19	19
Pool # AA7943, 4.00%, 10/1/2033	216	209
Pool # 750977, 4.50%, 11/1/2033	15	15
Pool # 725017, 5.50%, 12/1/2033	145	148
Pool # 759424, 5.50%, 1/1/2034	39	40
Pool # 751182, 5.50%, 3/1/2034	27	27
Pool # 751341, 5.50%, 3/1/2034	11	11
Pool # 767378, 5.50%, 3/1/2034	12	12
Pool # 776565, 4.00%, 4/1/2034	116	113
Pool # AC1317, 4.50%, 9/1/2034	82	80
Pool # 820347, 5.00%, 9/1/2035	25	26
Pool # 745281, 6.00%, 1/1/2036	18	19
Pool # 888417, 6.50%, 1/1/2036	28	29
Pool # 833629, 7.00%, 3/1/2036	17	17
Pool # 893268, 6.50%, 8/1/2036	56	58
Pool # 833657, 7.50%, 8/1/2036	6	6
Pool # AA0922, 6.00%, 9/1/2036	106	109
Pool # 878225, 6.50%, 10/1/2036	28	29

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 985683, 8.00%, 10/1/2036	71	74
Pool # 888476, 7.50%, 5/1/2037	15	15
Pool # 945870, 6.50%, 8/1/2037	38	39
Pool # 946338, 7.00%, 9/1/2037	29	30
Pool # 888707, 7.50%, 10/1/2037	52	54
Pool # 889883, 6.50%, 3/1/2038	38	40
Pool # AC9081, 6.50%, 9/1/2038	85	92
Pool # 909236, 7.00%, 9/1/2038	228	238
Pool # 934591, 7.00%, 10/1/2038	29	30
Pool # AB2869, 6.00%, 11/1/2038	155	161
Pool # 995504, 7.50%, 11/1/2038	15	16
Pool # 257510, 7.00%, 12/1/2038	92	97
Pool # AD0753, 7.00%, 1/1/2039	142	149
Pool # 890661, 7.00%, 2/1/2039	527	545
Pool # AD0780, 7.50%, 4/1/2039	284	299
Pool # AD6377, 5.50%, 5/1/2040	37	37
Pool # AD4951, 5.00%, 7/1/2040	1,059	1,072
Pool # BM5364, 4.00%, 4/1/2042	1,231	1,187
Pool # AL6839, 5.00%, 4/1/2042	649	658
Pool # AR8128, 3.50%, 3/1/2043	986	919
Pool # AL8256, 3.00%, 8/1/2043	2,030	1,836
Pool # AZ8089, 4.00%, 7/1/2045	332	317
Pool # BA2343, 4.00%, 9/1/2045	1,520	1,447
Pool # BC9441, 3.50%, 4/1/2046	149	138
Pool # BC6982, 4.00%, 4/1/2046	1,238	1,178
Pool # BD0299, 3.50%, 5/1/2046	224	207
Pool # BC1249, 3.50%, 6/1/2046	230	212
Pool # BD1243, 3.50%, 6/1/2046	360	332
Pool # BD3066, 3.50%, 7/1/2046	518	477
Pool # BD3088, 3.50%, 7/1/2046	205	189
Pool # BD5248, 3.50%, 8/1/2046	1,147	1,058
Pool # BD7764, 3.50%, 9/1/2046	727	670
Pool # BE5870, 3.50%, 1/1/2047	1,526	1,420
Pool # BH4665, 4.00%, 6/1/2047	2,151	2,041
Pool # BH7626, 4.00%, 8/1/2047	886	839
Pool # BM3500, 4.00%, 9/1/2047	1,246	1,203
Pool # BH7663, 4.00%, 10/1/2047	1,899	1,814
Pool # BJ1778, 4.50%, 10/1/2047	457	445
Pool # BM3044, 4.00%, 11/1/2047	1,588	1,508
Pool # BE8351, 4.00%, 2/1/2048	423	402
Pool # BM3455, 4.50%, 2/1/2048	1,034	1,011
Pool # BK7006, 4.50%, 6/1/2048	383	373
Pool # BD9084, 4.50%, 7/1/2048	1,128	1,100
Pool # BK9303, 4.00%, 8/1/2048	1,317	1,274
Pool # CA4662, 3.50%, 9/1/2048	2,048	1,866
Pool # 890863, 5.00%, 9/1/2048	1,454	1,499
Pool # BN1829, 4.50%, 10/1/2048	598	582
Pool # BN4960, 5.00%, 12/1/2048	276	275

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM5430, 5.00%, 1/1/2049	1,933	1,939
Pool # BN5013, 5.00%, 1/1/2049	2,089	2,092
Pool # BN6788, 4.50%, 2/1/2049	265	258
Pool # BK0317, 4.00%, 3/1/2049	1,132	1,075
Pool # BO0719, 5.00%, 6/1/2049	1,029	1,028
Pool # BO0721, 5.00%, 6/1/2049	1,126	1,125
Pool # BO0722, 5.00%, 6/1/2049	116	116
Pool # BO4276, 3.50%, 7/1/2049	2,241	2,111
Pool # BO4277, 3.50%, 7/1/2049	3,095	2,910
Pool # BO4280, 4.00%, 7/1/2049	1,963	1,894
Pool # BN8529, 4.50%, 7/1/2049	349	344
Pool # BO3436, 4.50%, 7/1/2049	1,440	1,413
Pool # BO0718, 5.00%, 7/1/2049	1,316	1,317
Pool # BO0720, 5.00%, 7/1/2049	1,471	1,471
Pool # BO2496, 5.00%, 7/1/2049	2,059	2,055
Pool # BO2497, 5.00%, 7/1/2049	1,878	1,879
Pool # BO2498, 5.00%, 7/1/2049	2,319	2,335
Pool # BO2499, 5.00%, 7/1/2049	436	450
Pool # BO3408, 5.00%, 7/1/2049	572	569
Pool # BO3749, 4.00%, 8/1/2049	1,730	1,686
Pool # BO3999, 4.00%, 8/1/2049	797	754
Pool # BO2495, 5.00%, 8/1/2049	2,015	2,018
Pool # BK8769, 3.50%, 10/1/2049	1,281	1,178
Pool # CA4363, 4.00%, 10/1/2049	993	940
Pool # BO2888, 4.00%, 11/1/2049	1,083	1,032
Pool # BO4387, 4.00%, 11/1/2049	1,356	1,291
Pool # FM2526, 4.00%, 12/1/2049	2,382	2,307
Pool # BP1128, 4.00%, 1/1/2050	667	633
Pool # BP1132, 4.00%, 1/1/2050	762	724
Pool # BP1141, 4.00%, 1/1/2050	269	255
Pool # BP1847, 4.50%, 1/1/2050	1,399	1,391
Pool # FM3365, 3.00%, 3/1/2050	9,401	8,351
Pool # BP4626, 2.50%, 4/1/2050	3,896	3,297
Pool # BP6363, 3.00%, 4/1/2050	4,210	3,731
Pool # BP5296, 3.50%, 4/1/2050	3,034	2,789
Pool # BP5302, 4.00%, 4/1/2050	1,690	1,595
Pool # BP8337, 3.00%, 5/1/2050	4,038	3,694
Pool # CA5729, 3.00%, 5/1/2050	5,400	4,783
Pool # CA5731, 3.00%, 5/1/2050	13,374	11,881
Pool # BP5878, 2.50%, 6/1/2050	4,542	3,866
Pool # BP8338, 3.00%, 6/1/2050	3,271	2,986
Pool # BK2693, 3.50%, 6/1/2050	732	673
Pool # BP9337, 3.50%, 6/1/2050	2,807	2,693
Pool # BP9950, 3.50%, 6/1/2050	2,026	1,859
Pool # CA6361, 2.50%, 7/1/2050	3,227	2,753
Pool # CA6430, 3.50%, 7/1/2050	4,792	4,404
Pool # CA8670, 2.50%, 8/1/2050	4,733	4,011
Pool # MA4096, 2.50%, 8/1/2050	46,055	38,943

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO4410, 3.00%, 8/1/2050	3,948	3,491
Pool # BQ1646, 3.00%, 8/1/2050	2,688	2,348
Pool # FM4311, 3.00%, 8/1/2050	3,103	2,761
Pool # BQ1367, 2.50%, 9/1/2050	13,425	11,418
Pool # BQ2143, 2.50%, 9/1/2050	9,116	7,646
Pool # BQ4113, 3.00%, 9/1/2050	1,560	1,380
Pool # BQ5586, 3.00%, 10/1/2050	3,014	2,660
Pool # FM5173, 2.50%, 12/1/2050	6,525	5,560
Pool # CA8862, 2.50%, 1/1/2051	5,537	4,726
Pool # BQ4516, 2.00%, 2/1/2051	13,617	10,997
Pool # BR4052, 2.00%, 2/1/2051	14,133	11,497
Pool # FM5778, 2.50%, 2/1/2051	6,823	5,817
Pool # BR0870, 3.50%, 2/1/2051	950	870
Pool # FS5380, 2.00%, 5/1/2051	20,656	16,661
Pool # CB0674, 2.50%, 5/1/2051	8,814	7,463
Pool # FM7957, 2.50%, 7/1/2051	11,169	9,506
Pool # FM8179, 2.50%, 7/1/2051	18,799	15,851
Pool # BT6666, 2.00%, 8/1/2051	16,703	13,421
Pool # BT5574, 2.50%, 8/1/2051	870	741
Pool # CB1684, 3.00%, 9/1/2051	6,900	6,079
Pool # CB1908, 2.50%, 10/1/2051	28,096	23,745
Pool # FM9195, 2.50%, 10/1/2051	11,394	9,638
Pool # CB1878, 3.00%, 10/1/2051	4,052	3,563
Pool # MA4466, 2.50%, 11/1/2051	7,955	6,692
Pool # FM9961, 3.00%, 12/1/2051	8,713	7,610
Pool # FS0213, 3.00%, 12/1/2051	23,841	21,005
Pool # FS2559, 3.00%, 12/1/2051	4,665	4,108
Pool # FS8807, 3.00%, 1/1/2052	17,021	15,038
Pool # FS7409, 2.00%, 2/1/2052	13,256	10,816
Pool # BV3216, 2.50%, 2/1/2052	10,398	8,769
Pool # CB2750, 2.50%, 2/1/2052	14,684	12,384
Pool # CB2869, 2.50%, 2/1/2052	24,210	20,388
Pool # FS4284, 2.50%, 2/1/2052	7,059	5,970
Pool # MA4548, 2.50%, 2/1/2052	9,176	7,707
Pool # BV3570, 3.00%, 2/1/2052	1,011	884
Pool # FS0488, 3.00%, 2/1/2052	4,781	4,213
Pool # FS0917, 3.50%, 2/1/2052	7,390	6,750
Pool # BV4133, 2.50%, 3/1/2052	16,872	14,232
Pool # FS0882, 2.50%, 3/1/2052	6,498	5,522
Pool # FS5446, 2.50%, 3/1/2052	9,057	7,634
Pool # FS7119, 2.50%, 3/1/2052	18,017	15,282
Pool # FS7942, 2.50%, 3/1/2052	9,010	7,641
Pool # BV3283, 3.00%, 3/1/2052	7,430	6,512
Pool # FS0957, 3.00%, 3/1/2052	21,021	18,374
Pool # BV3269, 3.50%, 3/1/2052	1,262	1,150
Pool # BV3276, 3.50%, 3/1/2052	2,916	2,658
Pool # CB3025, 3.50%, 3/1/2052	9,866	9,011
Pool # BV5360, 2.50%, 4/1/2052	8,277	6,979

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS6301, 3.00%, 4/1/2052	4,526	3,988
Pool # BV9064, 3.50%, 4/1/2052	7,916	7,188
Pool # CB3378, 4.00%, 4/1/2052	3,781	3,543
Pool # FS4720, 2.50%, 5/1/2052	4,414	3,765
Pool # FS6790, 2.50%, 5/1/2052	9,284	7,846
Pool # FS7204, 3.00%, 5/1/2052	14,204	12,507
Pool # CB3504, 3.50%, 5/1/2052	6,383	5,813
Pool # FS6323, 3.50%, 5/1/2052	19,749	18,022
Pool # CB5116, 3.00%, 6/1/2052	10,316	9,037
Pool # BW5359, 4.00%, 6/1/2052	1,732	1,636
Pool # BW1473, 4.50%, 6/1/2052	323	311
Pool # BW3203, 5.00%, 6/1/2052	1,163	1,161
Pool # BW4016, 5.00%, 6/1/2052	1,669	1,669
Pool # BW4019, 5.00%, 6/1/2052	1,765	1,764
Pool # BW4041, 5.00%, 6/1/2052	974	966
Pool # CB4160, 4.50%, 7/1/2052	3,647	3,508
Pool # BV7853, 5.00%, 7/1/2052	1,169	1,150
Pool # BW4042, 5.00%, 7/1/2052	1,324	1,304
Pool # BW5398, 5.00%, 7/1/2052	663	661
Pool # CB4608, 4.00%, 9/1/2052	8,158	7,645
Pool # CB4587, 4.50%, 9/1/2052	5,179	4,981
Pool # BW8950, 5.00%, 9/1/2052	4,054	3,996
Pool # BX2815, 4.50%, 10/1/2052	1,808	1,759
Pool # BW6968, 4.00%, 1/1/2053	2,637	2,469
Pool # BV6797, 4.00%, 3/1/2053	1,129	1,058
Pool # CB5896, 5.00%, 3/1/2053	4,337	4,272
Pool # BX3824, 5.50%, 3/1/2053	6,489	6,505
Pool # BX4315, 5.00%, 4/1/2053	2,577	2,537
Pool # BY4776, 5.00%, 7/1/2053	10,672	10,474
Pool # BY4736, 5.50%, 7/1/2053	9,763	9,787
Pool # BV6813, 4.50%, 8/1/2053	1,343	1,291
Pool # BY7027, 5.00%, 8/1/2053	7,861	7,717
Pool # DB4827, 5.00%, 11/1/2054	10,000	9,815
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252155, 7.00%, 10/1/2028	8	8
Pool # 252334, 6.50%, 2/1/2029	28	29
Pool # 252409, 6.50%, 3/1/2029	24	24
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	9	9
Pool # 752786, 6.00%, 9/1/2033	17	17
Pool # 954255, 6.50%, 8/1/2037	267	272
Pool # 931717, 6.50%, 8/1/2039	130	132
Pool # CA3030, 4.50%, 1/1/2049	4,503	4,346
Pool # CA4047, 4.00%, 8/1/2049	5,008	4,702
Pool # CA4520, 3.50%, 11/1/2049	3,931	3,571
Pool # CB4014, 4.50%, 7/1/2052	960	913

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	871	849
Pool # AN4571, 3.07%, 2/1/2027	1,569	1,524
Pool # AM8987, 2.79%, 6/1/2027	810	777
Pool # BL0920, 3.82%, 9/1/2028	2,296	2,235
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,965
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,729
Pool # AN4349, 3.35%, 1/1/2029	2,883	2,769
Pool # BS5292, 2.53%, 5/1/2029	22,121	20,386
Pool # BS3673, 1.88%, 6/1/2029	6,000	5,347
Pool # BZ1797, 4.33%, 1/1/2030	5,436	5,401
Pool # AN8154, 3.17%, 2/1/2030	5,987	5,643
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,915
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,149
Pool # BS9093, 5.17%, 2/1/2030	1,301	1,339
Pool # BS8474, 4.84%, 4/1/2030	2,123	2,157
Pool # BS6827, 4.19%, 5/1/2030	3,916	3,861
Pool # BS8643, 4.48%, 6/1/2030	4,950	4,934
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,568
Pool # BL8177, 1.10%, 9/1/2030	24,000	20,071
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,900
Pool # BS9203, 4.64%, 10/1/2030	2,608	2,627
Pool # BS5389, 3.03%, 11/1/2030	11,168	10,331
Pool # AN0099, 3.28%, 11/1/2030	6,479	6,056
Pool # BS8033, 4.43%, 11/1/2030	5,634	5,614
Pool # BS8732, 4.61%, 11/1/2030	6,225	6,260
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,945
Pool # BS6828, 4.07%, 1/1/2031	4,954	4,839
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,586
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,684
Pool # BS8200, 4.74%, 1/1/2031	3,994	4,043
Pool # BS9368, 5.15%, 1/1/2031	3,427	3,531
Pool # BS5378, 3.45%, 4/1/2031	2,458	2,318
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,518
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,196
Pool # AI2479, 5.00%, 5/1/2031	93	93
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,508
Pool # BZ1868, 4.81%, 6/1/2031	1,563	1,583
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,082
Pool # BS2422, 1.67%, 7/1/2031	12,000	10,004
Pool # AN2456, 2.74%, 8/1/2031	881	798
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,045
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,679
Pool # BS4279, 2.00%, 9/1/2031	6,572	5,632
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,922
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,215
Pool # BS3637, 1.73%, 11/1/2031	5,580	4,692
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,146

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ0801, 4.60%, 11/1/2031	3,871	3,873
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,939	10,033
Pool # BS4124, 1.94%, 1/1/2032	3,762	3,211
Pool # BS4525, 1.94%, 1/1/2032	8,500	7,132
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,497
Pool # BS4315, 1.98%, 1/1/2032	16,418	13,903
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,406
Pool # BS4142, 2.13%, 1/1/2032	7,596	6,552
Pool # BZ2402, 5.25%, 1/1/2032	6,634	6,871
Pool # AN3104, 2.75%, 2/1/2032	8,942	8,033
Pool # BL1054, 4.25%, 2/1/2032	1,676	1,627
Pool # BM7037, 1.76%, 3/1/2032 (a)	19,169	15,948
Pool # BS4654, 2.39%, 3/1/2032	4,747	4,126
Pool # BS5130, 2.55%, 4/1/2032	4,766	4,209
Pool # BS5193, 2.62%, 4/1/2032	8,053	7,088
Pool # BS5259, 2.84%, 4/1/2032	10,000	8,969
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,363
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,138
Pool # BS5643, 3.62%, 5/1/2032	3,453	3,251
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,700
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,056
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,771
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,152
Pool # AN6123, 3.06%, 8/1/2032	800	722
Pool # BS6301, 3.67%, 8/1/2032	21,407	20,132
Pool # BS6611, 3.72%, 8/1/2032	8,729	8,274
Pool # BS6425, 3.88%, 8/1/2032	6,027	5,772
Pool # BS6269, 4.03%, 8/1/2032	1,768	1,709
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,130
Pool # BS6335, 3.75%, 9/1/2032	8,219	7,811
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,282
Pool # BS6339, 3.80%, 9/1/2032	11,723	11,118
Pool # BM6466, 1.33%, 10/1/2032 (a)	10,888	8,659
Pool # AN6651, 2.94%, 10/1/2032	603	544
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,168
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,893
Pool # BS8968, 4.73%, 10/1/2032	5,050	5,085
Pool # BM6492, 1.51%, 11/1/2032 (a)	9,353	7,548
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,946
Pool # BS6849, 4.23%, 11/1/2032	3,887	3,805
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,718
Pool # BS6994, 4.85%, 11/1/2032	2,000	2,035
Pool # BS7292, 5.60%, 11/1/2032	2,540	2,688
Pool # BS7001, 4.36%, 12/1/2032	6,105	6,015
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,250
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,375
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,936
Pool # BS7320, 4.88%, 12/1/2032	12,000	12,195

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7318, 4.94%, 12/1/2032	1,463	1,492
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,190
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,463
Pool # BM6552, 1.56%, 1/1/2033 (a)	19,712	15,950
Pool # BS6474, 3.82%, 1/1/2033	6,343	6,034
Pool # BZ0743, 5.15%, 1/1/2033	4,000	4,134
Pool # AD8548, 5.50%, 1/1/2033	124	123
Pool # AR7484, 3.50%, 2/1/2033	532	513
Pool # BS8335, 4.62%, 2/1/2033	2,995	2,994
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,886	4,787
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,934
Pool # BS7371, 5.02%, 3/1/2033	1,015	1,038
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,420
Pool # BS8223, 4.50%, 4/1/2033	4,030	4,005
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,513
Pool # BS8147, 4.72%, 4/1/2033	3,667	3,700
Pool # BS2088, 2.02%, 5/1/2033	6,089	5,064
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,853
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,658
Pool # BS8213, 4.22%, 5/1/2033	9,914	9,689
Pool # BS8203, 4.24%, 5/1/2033	3,150	3,076
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,892
Pool # BS8152, 4.55%, 5/1/2033	1,987	1,981
Pool # AT7117, 3.50%, 6/1/2033	646	622
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,409
Pool # BS8703, 4.48%, 6/1/2033	5,000	4,960
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,334
Pool # BS2389, 1.86%, 7/1/2033	18,000	14,517
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,281
Pool # BS8883, 4.58%, 7/1/2033	4,095	4,090
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,637
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,716
Pool # BS2496, 1.88%, 9/1/2033	5,000	4,043
Pool # BS9351, 4.70%, 9/1/2033	4,103	4,109
Pool # 754922, 5.50%, 9/1/2033	21	21
Pool # BS3445, 1.88%, 10/1/2033	9,391	7,723
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,817
Pool # 109738, 3.78%, 10/1/2033	4,825	4,548
Pool # BS3315, 1.82%, 11/1/2033	23,000	18,368
Pool # 762520, 4.00%, 11/1/2033	92	89
Pool # BS4163, 2.04%, 1/1/2034	9,386	7,772
Pool # BS4484, 2.16%, 1/1/2034	5,542	4,590
Pool # BS4911, 2.49%, 4/1/2034	3,803	3,236
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,441
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,822
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,804
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,387
Pool # BZ0565, 5.04%, 5/1/2034	684	702

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM6492, 3.76%, 8/1/2034	1,615	1,526
Pool # BS8440, 4.39%, 8/1/2034	6,343	6,202
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,819
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,513
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,631
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,242
Pool # BS8567, 4.47%, 5/1/2035	2,547	2,516
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,765
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,675
Pool # 847108, 6.50%, 10/1/2035	47	48
Pool # 881628, 5.00%, 1/1/2036	6	6
Pool # 256128, 6.00%, 2/1/2036	6	6
Pool # BS7254, 5.42%, 3/1/2036	1,941	2,043
Pool # 872740, 6.50%, 6/1/2036	1	1
Pool # BZ0417, 5.20%, 10/1/2036	5,273	5,420
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,869
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,415
Pool # 256651, 6.00%, 3/1/2037	13	13
Pool # 888408, 6.00%, 3/1/2037	25	25
Pool # 888373, 7.00%, 3/1/2037	29	30
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,465
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,379
Pool # 888796, 6.00%, 9/1/2037	84	85
Pool # 888698, 7.00%, 10/1/2037	40	41
Pool # AN7345, 3.21%, 11/1/2037	7,779	6,863
Pool # AN0304, 3.44%, 11/1/2037	1,456	1,343
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,956
Pool # 257172, 5.50%, 4/1/2038	14	14
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	117	109
Pool # AL2606, 4.00%, 3/1/2042	115	109
Pool # AO6757, 4.00%, 6/1/2042	780	756
Pool # AO7225, 4.00%, 7/1/2042	567	543
Pool # AO9352, 4.00%, 7/1/2042	387	371
Pool # AO9353, 4.00%, 7/1/2042	490	469
Pool # AP0838, 4.00%, 7/1/2042	2,741	2,626
Pool # MA1125, 4.00%, 7/1/2042	191	183
Pool # MA1177, 3.50%, 9/1/2042	280	260
Pool # MA1178, 4.00%, 9/1/2042	572	547
Pool # MA1213, 3.50%, 10/1/2042	1,358	1,260
Pool # AR1397, 3.00%, 1/1/2043	684	620
Pool # AB8517, 3.00%, 2/1/2043	294	267
Pool # MA1373, 3.50%, 3/1/2043	1,506	1,398
Pool # MA1437, 3.50%, 5/1/2043	429	398
Pool # MA1442, 4.00%, 5/1/2043	1,002	960
Pool # MA1463, 3.50%, 6/1/2043	745	691
Pool # MA1552, 3.00%, 8/1/2043	545	495
Pool # MA1582, 3.50%, 9/1/2043	99	92

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2434, 3.50%, 9/1/2045	599	555
Pool # MA2493, 3.50%, 12/1/2045	109	101
Pool # BC1157, 3.50%, 1/1/2046	276	256
Pool # MA2545, 3.50%, 2/1/2046	166	154
Pool # AS6970, 3.50%, 4/1/2046	1,044	967
Pool # BC8400, 3.50%, 5/1/2046	334	309
Pool # AS7424, 3.50%, 6/1/2046	788	730
Pool # MA2658, 3.50%, 6/1/2046	3,015	2,794
Pool # BF0491, 3.50%, 12/1/2054	13,305	12,265
Pool # BF0557, 2.50%, 12/1/2055	5,897	4,982
Pool # BF0141, 5.50%, 9/1/2056	7,051	7,287
Pool # BF0230, 5.50%, 1/1/2058	6,019	6,202
Pool # BF0271, 5.50%, 5/1/2058	3,514	3,567
Pool # BF0300, 4.00%, 8/1/2058	16,047	15,172
Pool # BF0340, 5.00%, 1/1/2059	6,408	6,353
Pool # BM7404, 4.00%, 8/1/2059	11,990	11,165
Pool # BF0464, 3.50%, 3/1/2060	4,568	4,108
Pool # BF0507, 3.00%, 9/1/2060	2,858	2,446
Pool # BM7075, 3.00%, 3/1/2061	3,808	3,283
Pool # BF0560, 2.50%, 9/1/2061	9,439	7,728
Pool # BF0562, 3.50%, 9/1/2061	7,709	6,866
Pool # BF0577, 2.50%, 12/1/2061	4,565	3,781
Pool # BF0582, 4.00%, 12/1/2061	10,112	9,553
Pool # BF0583, 4.00%, 12/1/2061	3,997	3,711
Pool # BF0586, 5.00%, 12/1/2061	3,106	3,063
Pool # BF0617, 2.50%, 3/1/2062	11,511	9,424
Pool # BF0604, 3.50%, 3/1/2062	3,624	3,228
Pool # BF0674, 2.50%, 4/1/2062	12,811	10,488
Pool # BF0673, 2.50%, 6/1/2062	26,612	21,787
Pool # BF0654, 3.00%, 6/1/2062	6,956	5,951
Pool # BF0655, 3.50%, 6/1/2062	7,058	6,286
Pool # BF0694, 2.50%, 12/1/2062	8,263	6,901
Pool # BF0701, 3.50%, 12/1/2062	10,006	8,910
Pool # BF0732, 2.50%, 6/1/2063	7,776	6,434
Pool # BF0733, 3.00%, 6/1/2063	15,161	12,970
Pool # BF0767, 4.00%, 9/1/2063	9,687	8,993
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.00%, 12/25/2054 (b)	165,000	161,896
TBA, 5.50%, 12/25/2054 (b)	10,000	9,988
TBA, 2.50%, 1/25/2055 (b)	167,800	140,534
TBA, 3.00%, 1/25/2055 (b)	25,000	21,804
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	6	6
Pool # 780653, 6.50%, 10/15/2027	44	44
Pool # 450038, 7.50%, 7/15/2028	3	3
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	—	—
Pool # 556255, 6.50%, 10/15/2031	24	25

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 569568, 6.50%, 1/15/2032	77	79
Pool # 611453, 7.00%, 4/15/2032	7	7
Pool # 569423, 7.00%, 5/15/2032	21	21
Pool # 591882, 6.50%, 7/15/2032	13	14
Pool # 552665, 7.00%, 7/15/2032	14	14
Pool # 782032, 7.00%, 10/15/2032	42	44
Pool # 591420, 7.50%, 1/15/2033	14	14
Pool # 607645, 6.50%, 2/15/2033	11	11
Pool # 604168, 6.50%, 4/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	21	22
Pool # 638733, 7.00%, 3/15/2037	33	34
Pool # 759537, 3.49%, 1/15/2041	851	817
Pool # 759561, 3.49%, 1/15/2041	141	135
Pool # 759374, 3.49%, 2/15/2041	950	912
Pool # 762703, 3.49%, 2/15/2041	431	413
Pool # 762954, 2.99%, 3/15/2041	188	178
Pool # 763239, 2.99%, 3/15/2041	115	110
Pool # 762751, 3.49%, 3/15/2041	1,149	1,103
Pool # 762953, 3.49%, 3/15/2041	646	620
Pool # 762973, 3.49%, 3/15/2041	101	96
Pool # 763140, 3.13%, 4/15/2041	109	106
Pool # 763021, 3.49%, 4/15/2041	132	126
Pool # 763180, 3.49%, 4/15/2041	59	56
Pool # 380437, 3.13%, 5/15/2041	103	99
Pool # 770881, 3.13%, 5/15/2041	107	104
Pool # 763366, 3.49%, 5/15/2041	53	50
Pool # 770909, 2.99%, 6/15/2041	246	236
Pool # 380436, 3.38%, 6/15/2041	291	283
Pool # 770754, 3.38%, 6/15/2041	318	309
Pool # AT7652, 4.00%, 8/15/2046	953	908
Pool # 784450, 4.00%, 2/15/2048	3,577	3,412
Pool # BI6468, 5.00%, 12/15/2048	2,418	2,396
Pool # BM1750, 5.00%, 4/15/2049	1,449	1,435
Pool # BM4206, 5.00%, 4/15/2049	1,193	1,188
Pool # BM4207, 5.00%, 4/15/2049	683	679
Pool # BM4208, 5.00%, 4/15/2049	3,076	3,060
Pool # BM1957, 5.00%, 5/15/2049	1,872	1,855
Pool # BN4051, 5.00%, 6/15/2049	2,480	2,470
Pool # BN4052, 5.00%, 6/15/2049	2,555	2,539
Pool # BN4053, 5.00%, 6/15/2049	3,552	3,547
Pool # BM9691, 4.50%, 7/15/2049	2,571	2,507
Pool # BM2141, 5.00%, 7/15/2049	1,571	1,578
Pool # BM2163, 5.00%, 7/15/2049	2,424	2,439
Pool # BM2281, 5.00%, 7/15/2049	2,511	2,478
Pool # BM2305, 5.00%, 8/15/2049	1,453	1,454
Pool # BV2390, 3.50%, 7/15/2050	1,103	1,052
Pool # BW7021, 3.50%, 8/15/2050	3,300	3,147
Pool # BW7044, 3.50%, 9/15/2050	2,841	2,710

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW7064, 3.50%, 10/15/2050	1,301	1,241
Pool # BY7857, 3.50%, 11/15/2050	929	886
Pool # BY7874, 3.50%, 12/15/2050	706	673
Pool # CA3251, 3.50%, 12/15/2050	1,120	1,069
Pool # BY7887, 3.50%, 1/15/2051	2,552	2,434
Pool # CA3320, 3.50%, 1/15/2051	1,518	1,449
Pool # CA3304, 3.50%, 2/15/2051	1,105	1,054
Pool # CE2513, 3.50%, 5/15/2051	1,118	1,027
Pool # CO1898, 5.50%, 7/15/2052	4,521	4,693
Pool # CO1926, 5.00%, 10/15/2052	4,100	4,178
Pool # CR2385, 5.50%, 4/15/2053	3,577	3,713
Pool # CU0301, 6.50%, 5/15/2053	9,845	10,097
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,757	2,244
GNMA II
Pool # CG8187, ARM, 5.46%, 8/20/2071 (a)	9,419	9,717
Pool # CH2658, ARM, 5.52%, 9/20/2071 (a)	4,856	5,014
Pool # CH4939, ARM, 5.44%, 10/20/2071 (a)	3,325	3,422
Pool # CJ6767, ARM, 5.38%, 11/20/2071 (a)	10,021	10,295
Pool # CJ7141, ARM, 5.47%, 11/20/2071 (a)	4,419	4,558
Pool # CJ9640, ARM, 5.54%, 11/20/2071 (a)	10,388	10,743
Pool # CE5557, ARM, 5.65%, 11/20/2071 (a)	10,684	11,105
Pool # CE5553, ARM, 5.68%, 11/20/2071 (a)	12,033	12,519
Pool # CK2767, ARM, 5.69%, 12/20/2071 (a)	8,968	9,334
Pool # CJ7149, ARM, 5.72%, 12/20/2071 (a)	5,721	5,959
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	76	78
Pool # 616732, 6.50%, 9/20/2034	31	31
Pool # 748766, 6.50%, 1/20/2039	33	34
Pool # 752496, 6.50%, 1/20/2039	59	61
Pool # 783389, 6.00%, 8/20/2039	332	349
Pool # 783444, 5.50%, 9/20/2039	69	70
Pool # 742853, 3.88%, 4/20/2040	998	936
Pool # 742810, 3.88%, 6/20/2040	1,000	938
Pool # 742801, 3.88%, 8/20/2040	332	312
Pool # 742876, 3.25%, 11/20/2040	895	809
Pool # 742878, 3.88%, 11/20/2040	3,721	3,490
Pool # BZ8504, 2.50%, 12/20/2040	840	718
Pool # 742883, 3.25%, 2/20/2041	1,760	1,621
Pool # 742885, 3.75%, 2/20/2041	84	78
Pool # 742884, 3.88%, 2/20/2041	1,619	1,520
Pool # 751810, 3.50%, 3/20/2041	598	550
Pool # BZ1781, 4.50%, 5/20/2041	569	558

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ1778, 4.00%, 10/20/2041	433	418
Pool # BZ1774, 3.50%, 12/20/2041	1,240	1,134
Pool # BZ1664, 4.00%, 12/20/2042	677	654
Pool # BZ1780, 4.50%, 10/20/2043	835	816
Pool # AE8053, 4.00%, 12/20/2043	411	394
Pool # BZ1770, 3.00%, 6/20/2044	1,763	1,564
Pool # BZ1661, 3.50%, 8/20/2044	821	754
Pool # BZ1773, 3.50%, 9/20/2044	2,056	1,896
Pool # AJ9020, 4.50%, 10/20/2044	130	126
Pool # 783967, 4.25%, 12/20/2044	1,478	1,394
Pool # BZ1777, 4.00%, 3/20/2045	361	347
Pool # BY6444, 2.50%, 11/20/2045	611	520
Pool # BZ8502, 2.50%, 12/20/2045	1,440	1,223
Pool # BZ8503, 2.50%, 12/20/2045	840	714
Pool # AK8803, 4.00%, 3/20/2046	881	833
Pool # BZ1663, 4.00%, 7/20/2046	1,160	1,112
Pool # AS8110, 3.75%, 8/20/2046	1,842	1,722
Pool # AY2378, 3.25%, 2/20/2047	261	238
Pool # AY2381, 4.25%, 7/20/2047	933	893
Pool # BZ1769, 3.00%, 8/20/2047	1,551	1,375
Pool # BZ1654, 3.00%, 9/20/2047	677	603
Pool # AY2388, 4.25%, 9/20/2047	2,917	2,792
Pool # BD3185, 4.00%, 10/20/2047	8,387	7,913
Pool # BZ1660, 3.50%, 11/20/2047	1,571	1,437
Pool # BZ1772, 3.50%, 11/20/2047	3,688	3,374
Pool # BZ1776, 4.00%, 11/20/2047	1,805	1,707
Pool # AY2392, 4.25%, 11/20/2047	3,425	3,272
Pool # BE4662, 4.00%, 12/20/2047	11,276	10,787
Pool # BB8795, 4.00%, 1/20/2048	2,171	2,042
Pool # AY2395, 4.25%, 1/20/2048	2,050	1,963
Pool # AY2404, 4.25%, 5/20/2048	3,223	3,087
Pool # BG6360, 5.00%, 5/20/2048	1,940	1,968
Pool # BF2645, 5.50%, 5/20/2048	324	330
Pool # AY2405, 4.25%, 6/20/2048	3,975	3,807
Pool # BD0531, 5.00%, 6/20/2048	575	573
Pool # BD0532, 5.00%, 6/20/2048	498	491
Pool # BF2971, 5.00%, 6/20/2048	855	852
Pool # AY2407, 4.25%, 7/20/2048	1,694	1,623
Pool # AY2408, 4.50%, 7/20/2048	800	777
Pool # BG7397, 4.50%, 7/20/2048	759	741
Pool # BF3017, 5.00%, 7/20/2048	819	818
Pool # AY2409, 4.25%, 8/20/2048	1,459	1,394
Pool # AY2410, 4.50%, 8/20/2048	798	775
Pool # BD0550, 5.00%, 8/20/2048	853	849
Pool # BG7389, 5.00%, 8/20/2048	881	876
Pool # BG7391, 5.00%, 8/20/2048	788	791
Pool # AY2412, 4.50%, 9/20/2048	4,128	4,007
Pool # 784626, 4.50%, 10/20/2048	472	459

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BI4488, 4.50%, 11/20/2048	793	771
Pool # BK2585, 5.00%, 11/20/2048	340	342
Pool # BK2586, 5.00%, 11/20/2048	404	404
Pool # BI6431, 4.50%, 12/20/2048	1,068	1,046
Pool # BI6669, 4.50%, 12/20/2048	1,088	1,070
Pool # BH3133, 5.00%, 12/20/2048	1,802	1,783
Pool # BJ7083, 5.00%, 12/20/2048	145	145
Pool # BJ7084, 5.00%, 12/20/2048	1,257	1,263
Pool # BK7169, 5.00%, 12/20/2048	785	783
Pool # BJ1334, 5.00%, 1/20/2049	1,618	1,600
Pool # BJ9641, 5.00%, 1/20/2049	1,029	1,045
Pool # BJ9642, 5.00%, 1/20/2049	925	942
Pool # BJ9824, 4.50%, 2/20/2049	1,972	1,914
Pool # BJ9825, 4.50%, 2/20/2049	904	878
Pool # BK7188, 4.50%, 2/20/2049	1,089	1,063
Pool # BJ9630, 5.00%, 2/20/2049	521	519
Pool # BJ9633, 5.00%, 2/20/2049	507	505
Pool # BK7189, 5.00%, 2/20/2049	1,157	1,158
Pool # BK7198, 4.50%, 3/20/2049	767	742
Pool # BL6765, 5.50%, 5/20/2049	1,525	1,549
Pool # BN0907, 4.50%, 6/20/2049	931	903
Pool # BN1498, 5.00%, 6/20/2049	1,168	1,160
Pool # BN1499, 5.00%, 6/20/2049	1,830	1,816
Pool # BN1500, 5.50%, 6/20/2049	681	696
Pool # BN2627, 4.00%, 7/20/2049	1,840	1,740
Pool # BN2628, 4.00%, 7/20/2049	1,945	1,839
Pool # BO0521, 4.00%, 7/20/2049	322	307
Pool # BM9692, 4.50%, 7/20/2049	605	586
Pool # BN0879, 5.00%, 7/20/2049	318	318
Pool # BO3160, 5.00%, 7/20/2049	681	687
Pool # BP4237, 5.00%, 7/20/2049	696	700
Pool # BP4238, 5.00%, 7/20/2049	337	343
Pool # BP4240, 5.00%, 7/20/2049	656	669
Pool # BP4241, 5.00%, 7/20/2049	832	848
Pool # BP4242, 5.00%, 7/20/2049	327	337
Pool # BL9354, 4.00%, 8/20/2049	1,201	1,134
Pool # BM2327, 4.00%, 8/20/2049	535	498
Pool # BM2418, 4.00%, 8/20/2049	1,085	1,040
Pool # BN0884, 4.00%, 8/20/2049	323	306
Pool # BN0889, 4.50%, 8/20/2049	213	207
Pool # BN7048, 4.50%, 8/20/2049	2,157	2,091
Pool # BN7049, 4.50%, 8/20/2049	3,261	3,183
Pool # BN0890, 5.00%, 8/20/2049	320	320
Pool # BN0891, 5.00%, 8/20/2049	351	351
Pool # BN0893, 5.00%, 8/20/2049	377	378
Pool # BO3257, 5.00%, 8/20/2049	643	647
Pool # BP4290, 5.00%, 8/20/2049	547	545
Pool # BP4291, 5.00%, 8/20/2049	463	461

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP4292, 5.00%, 8/20/2049	1,649	1,650
Pool # BP4293, 5.00%, 8/20/2049	1,356	1,359
Pool # BP4294, 5.00%, 8/20/2049	657	664
Pool # BN0896, 4.00%, 9/20/2049	1,189	1,122
Pool # BI0930, 4.50%, 9/20/2049	1,625	1,631
Pool # BM9714, 4.50%, 9/20/2049	233	231
Pool # 784810, 5.00%, 9/20/2049	3,304	3,233
Pool # AC2995, 5.00%, 9/20/2049	1,826	1,856
Pool # BP2853, 5.00%, 9/20/2049	989	990
Pool # BP8644, 5.00%, 9/20/2049	1,039	1,039
Pool # BP8645, 5.00%, 9/20/2049	527	528
Pool # BQ3138, 4.00%, 10/20/2049	809	765
Pool # AC2994, 4.50%, 10/20/2049	625	617
Pool # BQ9513, 3.50%, 11/20/2049	1,311	1,213
Pool # BQ3791, 4.00%, 11/20/2049	1,196	1,125
Pool # BR2638, 4.00%, 11/20/2049	340	321
Pool # 784847, 4.50%, 11/20/2049	3,172	3,062
Pool # BP2896, 4.50%, 11/20/2049	1,283	1,251
Pool # BP7772, 4.50%, 11/20/2049	335	333
Pool # BP8665, 4.50%, 11/20/2049	500	485
Pool # BP8666, 4.50%, 11/20/2049	1,188	1,154
Pool # BP8667, 5.00%, 11/20/2049	598	598
Pool # BP8668, 5.00%, 11/20/2049	358	358
Pool # BR1542, 5.00%, 11/20/2049	780	774
Pool # BP8669, 5.50%, 11/20/2049	235	240
Pool # BP7668, 3.50%, 12/20/2049	5,605	5,204
Pool # BP7795, 3.50%, 12/20/2049	1,573	1,457
Pool # BP8670, 3.50%, 12/20/2049	666	615
Pool # BL9372, 4.00%, 12/20/2049	746	702
Pool # BP5516, 4.00%, 12/20/2049	842	808
Pool # BP8672, 4.00%, 12/20/2049	563	532
Pool # BP8673, 4.00%, 12/20/2049	777	734
Pool # BP8674, 4.00%, 12/20/2049	944	893
Pool # BQ3790, 4.00%, 12/20/2049	3,460	3,223
Pool # BJ9866, 4.50%, 12/20/2049	2,417	2,346
Pool # BL9374, 4.50%, 12/20/2049	139	138
Pool # BP8676, 4.50%, 12/20/2049	517	502
Pool # BP8677, 4.50%, 12/20/2049	1,661	1,612
Pool # BP8678, 5.00%, 12/20/2049	971	971
Pool # BP8679, 5.50%, 12/20/2049	756	767
Pool # BP8021, 3.50%, 1/20/2050	1,594	1,504
Pool # BP8681, 3.50%, 1/20/2050	1,421	1,300
Pool # BL9379, 4.00%, 1/20/2050	2,217	2,085
Pool # BP8682, 4.00%, 1/20/2050	1,049	992
Pool # BP8683, 4.00%, 1/20/2050	963	910
Pool # BT0281, 4.00%, 1/20/2050	3,158	3,074
Pool # BP8688, 4.50%, 1/20/2050	1,908	1,852
Pool # BR0539, 4.50%, 1/20/2050	1,993	1,943

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP8020, 3.50%, 2/20/2050	959	905
Pool # BP8022, 3.50%, 2/20/2050	1,424	1,336
Pool # BQ1338, 4.00%, 2/20/2050	2,762	2,600
Pool # BQ7054, 4.00%, 2/20/2050	1,994	1,886
Pool # BQ7057, 4.25%, 2/20/2050	826	781
Pool # BS8384, 5.00%, 2/20/2050	1,108	1,113
Pool # BS8400, 3.00%, 3/20/2050	4,284	3,798
Pool # BT0397, 3.00%, 3/20/2050	528	468
Pool # BQ4110, 3.50%, 3/20/2050	4,571	4,366
Pool # BS5879, 3.50%, 3/20/2050	959	881
Pool # BS8411, 3.50%, 3/20/2050	3,098	2,848
Pool # BT0399, 3.50%, 3/20/2050	971	888
Pool # BT3628, 3.50%, 3/20/2050	1,709	1,633
Pool # BT3629, 3.50%, 3/20/2050	729	693
Pool # BT8043, 3.50%, 3/20/2050	1,237	1,143
Pool # BT8044, 3.50%, 3/20/2050	3,032	2,798
Pool # BT8045, 3.50%, 3/20/2050	3,596	3,303
Pool # BT8046, 3.50%, 3/20/2050	4,060	3,736
Pool # BT8047, 3.50%, 3/20/2050	3,075	2,891
Pool # BT8048, 3.50%, 3/20/2050	3,124	2,972
Pool # BS5873, 4.00%, 3/20/2050	445	419
Pool # BS5874, 4.00%, 3/20/2050	2,114	1,995
Pool # BQ7064, 3.50%, 4/20/2050	592	546
Pool # BT3736, 3.50%, 4/20/2050	1,793	1,653
Pool # BU3072, 5.00%, 4/20/2050	698	710
Pool # BQ4098, 3.00%, 5/20/2050	6,196	5,502
Pool # BR3899, 3.00%, 5/20/2050	767	680
Pool # BT4019, 3.00%, 5/20/2050	3,365	2,983
Pool # BQ7069, 3.25%, 5/20/2050	1,762	1,587
Pool # BQ7083, 3.25%, 5/20/2050	148	133
Pool # BS7609, 3.50%, 5/20/2050	2,936	2,686
Pool # BT3843, 3.50%, 5/20/2050	1,575	1,462
Pool # BV2935, 4.50%, 5/20/2050	572	575
Pool # BV6609, 4.50%, 5/20/2050	201	200
Pool # BV6631, 4.50%, 5/20/2050	1,204	1,190
Pool # BV6670, 4.50%, 5/20/2050	824	816
Pool # MA6661, 5.50%, 5/20/2050	75	76
Pool # BT4096, 3.00%, 6/20/2050	4,278	3,772
Pool # BU7682, 3.00%, 6/20/2050	4,028	3,611
Pool # BQ7084, 3.25%, 6/20/2050	2,359	2,124
Pool # BV8680, 3.50%, 6/20/2050	1,365	1,259
Pool # BV8683, 3.50%, 6/20/2050	859	789
Pool # BV8684, 3.50%, 6/20/2050	1,364	1,252
Pool # BV8685, 3.50%, 6/20/2050	1,226	1,121
Pool # BQ7086, 4.00%, 6/20/2050	2,458	2,325
Pool # BQ7092, 4.00%, 6/20/2050	1,789	1,707
Pool # BR3901, 4.00%, 6/20/2050	972	914
Pool # BT4070, 4.00%, 6/20/2050	501	481

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV8688, 4.00%, 6/20/2050	1,261	1,190
Pool # BQ7087, 4.25%, 6/20/2050	682	653
Pool # BV2372, 4.50%, 6/20/2050	954	930
Pool # BV6632, 4.50%, 6/20/2050	2,195	2,183
Pool # BQ7088, 5.00%, 6/20/2050	860	854
Pool # BV8696, 3.00%, 7/20/2050	2,789	2,472
Pool # BV8711, 3.00%, 7/20/2050	2,764	2,451
Pool # BV8727, 3.00%, 7/20/2050	1,729	1,541
Pool # BW0561, 3.00%, 7/20/2050	1,101	954
Pool # BQ7085, 3.25%, 7/20/2050	4,061	3,657
Pool # BV8699, 3.50%, 7/20/2050	1,646	1,512
Pool # BV8700, 3.50%, 7/20/2050	1,333	1,219
Pool # BV8716, 3.50%, 7/20/2050	1,892	1,730
Pool # BQ7097, 4.00%, 7/20/2050	3,073	2,896
Pool # BU7564, 4.00%, 7/20/2050	1,879	1,769
Pool # BV8702, 4.00%, 7/20/2050	685	648
Pool # BW5975, 4.00%, 7/20/2050	551	518
Pool # BW5994, 4.00%, 7/20/2050	737	715
Pool # BV2395, 4.50%, 7/20/2050	1,120	1,098
Pool # BV8722, 2.50%, 8/20/2050	3,089	2,629
Pool # BV8726, 3.00%, 8/20/2050	791	701
Pool # BX4922, 3.00%, 8/20/2050	168	149
Pool # BX4923, 3.00%, 8/20/2050	2,148	1,904
Pool # BW1746, 3.25%, 8/20/2050	3,518	3,168
Pool # BR3911, 3.50%, 8/20/2050	3,482	3,184
Pool # BV2402, 3.50%, 8/20/2050	4,899	4,481
Pool # BX4927, 3.50%, 8/20/2050	934	858
Pool # BX4928, 3.50%, 8/20/2050	1,646	1,505
Pool # BX4939, 3.50%, 8/20/2050	2,489	2,286
Pool # BW1747, 4.00%, 8/20/2050	628	592
Pool # BW7383, 4.00%, 8/20/2050	3,214	3,066
Pool # BX6092, 4.00%, 8/20/2050	2,374	2,264
Pool # BX6093, 4.00%, 8/20/2050	5,350	5,059
Pool # BW0559, 4.50%, 8/20/2050	740	715
Pool # BW7033, 4.50%, 8/20/2050	311	303
Pool # BZ1653, 3.00%, 9/20/2050	642	569
Pool # BW1757, 3.25%, 9/20/2050	3,429	3,088
Pool # BR3917, 3.50%, 9/20/2050	7,038	6,436
Pool # BU7559, 3.50%, 9/20/2050	4,765	4,359
Pool # BW1718, 3.50%, 9/20/2050	3,434	3,152
Pool # BW1758, 3.50%, 9/20/2050	1,827	1,678
Pool # BX4956, 3.50%, 9/20/2050	1,965	1,805
Pool # BY3407, 3.50%, 9/20/2050	2,702	2,483
Pool # BY3408, 3.50%, 9/20/2050	1,060	974
Pool # BY3432, 3.50%, 9/20/2050	2,937	2,686
Pool # BR3918, 4.00%, 9/20/2050	689	648
Pool # BW1759, 4.00%, 9/20/2050	1,452	1,370
Pool # BX3717, 4.00%, 9/20/2050	594	561

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BX3718, 4.00%, 9/20/2050	639	603
Pool # BW7043, 4.50%, 9/20/2050	1,090	1,063
Pool # BW1760, 4.75%, 9/20/2050	993	974
Pool # BX4971, 2.50%, 10/20/2050	1,364	1,159
Pool # BY6410, 2.50%, 10/20/2050	1,072	913
Pool # BW1771, 3.00%, 10/20/2050	1,410	1,250
Pool # BW1772, 3.25%, 10/20/2050	1,471	1,324
Pool # BU7550, 3.50%, 10/20/2050	6,125	5,601
Pool # BW1773, 3.50%, 10/20/2050	1,365	1,254
Pool # BY6416, 3.50%, 10/20/2050	1,497	1,375
Pool # BZ1658, 3.50%, 10/20/2050	694	640
Pool # BY6421, 4.00%, 10/20/2050	796	749
Pool # BZ1662, 4.00%, 10/20/2050	756	713
Pool # BW1774, 4.25%, 10/20/2050	1,013	968
Pool # BY6440, 2.50%, 11/20/2050	1,934	1,644
Pool # BY6441, 2.50%, 11/20/2050	1,868	1,587
Pool # BY6443, 2.50%, 11/20/2050	1,642	1,393
Pool # BY6445, 2.50%, 11/20/2050	2,009	1,711
Pool # BY6447, 3.00%, 11/20/2050	2,912	2,581
Pool # BZ2574, 3.00%, 11/20/2050	766	679
Pool # BZ3559, 3.00%, 11/20/2050	729	646
Pool # BZ2575, 3.25%, 11/20/2050	2,841	2,559
Pool # BY6453, 3.50%, 11/20/2050	832	765
Pool # BY6454, 3.50%, 11/20/2050	1,764	1,621
Pool # BY6455, 3.50%, 11/20/2050	1,431	1,321
Pool # BY6456, 3.50%, 11/20/2050	647	603
Pool # BZ1771, 3.50%, 11/20/2050	1,598	1,462
Pool # BZ3527, 3.50%, 11/20/2050	4,371	4,012
Pool # BZ3560, 3.50%, 11/20/2050	1,114	1,019
Pool # BY5559, 4.00%, 11/20/2050	3,640	3,424
Pool # BY6457, 4.00%, 11/20/2050	530	504
Pool # BY6458, 4.00%, 11/20/2050	496	469
Pool # BZ2576, 4.00%, 11/20/2050	2,517	2,372
Pool # BY7851, 4.50%, 11/20/2050	1,533	1,495
Pool # BZ1779, 4.50%, 11/20/2050	739	717
Pool # BS8546, 2.50%, 12/20/2050	4,869	4,076
Pool # BZ8499, 2.50%, 12/20/2050	1,643	1,397
Pool # BZ8500, 2.50%, 12/20/2050	1,802	1,531
Pool # BZ8501, 2.50%, 12/20/2050	2,206	1,874
Pool # BZ8505, 2.50%, 12/20/2050	1,013	861
Pool # BZ8507, 2.50%, 12/20/2050	2,521	2,146
Pool # BZ2590, 3.25%, 12/20/2050	2,177	1,960
Pool # BZ2591, 3.50%, 12/20/2050	928	853
Pool # BZ2592, 3.50%, 12/20/2050	1,227	1,127
Pool # BZ8515, 3.50%, 12/20/2050	1,451	1,333
Pool # BZ8516, 3.50%, 12/20/2050	595	549
Pool # BZ1775, 4.00%, 12/20/2050	1,499	1,413
Pool # BZ6501, 4.00%, 12/20/2050	3,724	3,503

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ8495, 4.00%, 12/20/2050	1,311	1,233
Pool # BY7873, 4.50%, 12/20/2050	1,096	1,069
Pool # CB4508, 5.00%, 12/20/2050	521	521
Pool # BZ8530, 2.50%, 1/20/2051	967	819
Pool # CB4502, 3.00%, 1/20/2051	1,183	1,049
Pool # CB4503, 3.00%, 1/20/2051	1,090	966
Pool # BZ2606, 3.25%, 1/20/2051	1,766	1,590
Pool # 785294, 3.50%, 1/20/2051	9,840	8,879
Pool # BY7890, 3.50%, 1/20/2051	9,343	8,546
Pool # BZ8541, 3.50%, 1/20/2051	769	706
Pool # BZ8542, 3.50%, 1/20/2051	446	407
Pool # CB1505, 3.50%, 1/20/2051	10,273	9,429
Pool # CB4504, 3.50%, 1/20/2051	1,378	1,266
Pool # BZ2614, 4.00%, 1/20/2051	510	480
Pool # BZ8544, 4.00%, 1/20/2051	682	645
Pool # CB2357, 4.00%, 1/20/2051	1,121	1,075
Pool # CB4506, 4.00%, 1/20/2051	1,030	997
Pool # CB1543, 3.00%, 2/20/2051	5,256	4,660
Pool # CB3225, 3.25%, 2/20/2051	970	873
Pool # CA9001, 3.50%, 2/20/2051	6,772	6,194
Pool # CB3226, 3.50%, 2/20/2051	677	622
Pool # CB4521, 3.50%, 2/20/2051	1,118	1,035
Pool # CB4522, 3.50%, 2/20/2051	1,041	981
Pool # CB4524, 4.00%, 2/20/2051	1,073	1,015
Pool # CA8994, 4.50%, 2/20/2051	1,119	1,091
Pool # CB4433, 3.00%, 3/20/2051	3,436	2,979
Pool # CB3240, 3.25%, 3/20/2051	926	831
Pool # CB3242, 3.50%, 3/20/2051	1,695	1,556
Pool # CB4538, 3.50%, 3/20/2051	997	916
Pool # CB3253, 3.25%, 4/20/2051	955	860
Pool # CB3254, 3.50%, 4/20/2051	1,536	1,412
Pool # CB3255, 3.50%, 4/20/2051	1,520	1,397
Pool # CB3256, 3.50%, 4/20/2051	2,528	2,320
Pool # CC9816, 3.00%, 5/20/2051	2,422	2,163
Pool # CD0432, 3.50%, 5/20/2051	1,835	1,687
Pool # CD0433, 3.50%, 5/20/2051	2,052	1,885
Pool # CD0434, 3.50%, 5/20/2051	2,095	1,922
Pool # CC9825, 2.50%, 6/20/2051	1,698	1,442
Pool # CC9826, 2.50%, 6/20/2051	1,915	1,626
Pool # CC9831, 3.00%, 6/20/2051	1,554	1,377
Pool # CD0442, 3.50%, 6/20/2051	1,608	1,478
Pool # CD0443, 3.50%, 6/20/2051	1,351	1,241
Pool # CD0444, 3.50%, 6/20/2051	1,124	1,032
Pool # CC9835, 4.00%, 6/20/2051	875	827
Pool # CC9836, 4.00%, 6/20/2051	743	703
Pool # CC9837, 4.00%, 6/20/2051	984	927
Pool # CD0454, 3.50%, 7/20/2051	2,074	1,897
Pool # CE9918, 3.50%, 7/20/2051	1,798	1,652

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE9919, 3.50%, 7/20/2051	872	801
Pool # CE9920, 3.50%, 7/20/2051	1,162	1,070
Pool # CE9923, 4.00%, 7/20/2051	976	920
Pool # CE9932, 3.00%, 8/20/2051	1,862	1,660
Pool # CD0461, 3.50%, 8/20/2051	1,077	990
Pool # CE9935, 3.50%, 8/20/2051	915	840
Pool # CE9936, 3.50%, 8/20/2051	1,230	1,130
Pool # CE9937, 3.50%, 8/20/2051	906	835
Pool # CE9939, 4.00%, 8/20/2051	852	801
Pool # CD0469, 3.50%, 9/20/2051	1,727	1,590
Pool # CG4129, 3.50%, 9/20/2051	2,398	2,203
Pool # CG4130, 3.50%, 9/20/2051	2,643	2,419
Pool # CH0092, 3.50%, 9/20/2051	5,100	4,669
Pool # 786522, 3.50%, 10/20/2051	18,237	16,558
Pool # CD0476, 3.50%, 10/20/2051	1,078	990
Pool # CD0477, 3.50%, 10/20/2051	1,839	1,688
Pool # CH0834, 3.50%, 10/20/2051	699	642
Pool # CH0835, 3.50%, 10/20/2051	944	868
Pool # CH0836, 3.50%, 10/20/2051	1,202	1,104
Pool # CH0837, 3.50%, 10/20/2051	807	741
Pool # CH0838, 3.50%, 10/20/2051	1,159	1,060
Pool # CH1339, 3.50%, 10/20/2051	2,751	2,586
Pool # CH2907, 3.50%, 10/20/2051	4,165	3,876
Pool # CH0840, 4.00%, 10/20/2051	1,315	1,244
Pool # CH0841, 4.00%, 10/20/2051	1,425	1,341
Pool # CH0848, 3.00%, 11/20/2051	1,326	1,176
Pool # CH0849, 3.00%, 11/20/2051	2,403	2,130
Pool # CH0850, 3.00%, 11/20/2051	1,770	1,570
Pool # CH0851, 3.00%, 11/20/2051	1,332	1,181
Pool # CH0852, 3.00%, 11/20/2051	2,505	2,236
Pool # CI0076, 3.00%, 11/20/2051	929	823
Pool # 787205, 3.50%, 11/20/2051	14,597	13,429
Pool # CI0077, 3.50%, 11/20/2051	855	785
Pool # CI0078, 3.50%, 11/20/2051	1,892	1,736
Pool # CI9257, 3.50%, 11/20/2051	3,951	3,614
Pool # CH0860, 3.00%, 12/20/2051	687	609
Pool # CH0861, 3.00%, 12/20/2051	2,534	2,246
Pool # CH0862, 3.00%, 12/20/2051	1,342	1,190
Pool # CH0864, 3.00%, 12/20/2051	1,244	1,103
Pool # CH0868, 3.50%, 12/20/2051	1,661	1,525
Pool # CH7863, 3.50%, 12/20/2051	2,234	2,054
Pool # CH0871, 4.00%, 12/20/2051	1,110	1,047
Pool # CI0090, 2.50%, 1/20/2052	1,050	895
Pool # CI0092, 3.00%, 1/20/2052	1,510	1,338
Pool # CJ3916, 3.00%, 1/20/2052	8,313	7,549
Pool # CK4908, 3.00%, 1/20/2052	2,927	2,594
Pool # CK4909, 3.00%, 1/20/2052	1,948	1,727
Pool # CK4916, 3.00%, 1/20/2052	3,856	3,418

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CI0093, 3.50%, 1/20/2052	1,074	987
Pool # CI0094, 3.50%, 1/20/2052	2,372	2,170
Pool # CK1583, 3.50%, 1/20/2052	3,345	3,073
Pool # CK4918, 3.50%, 1/20/2052	1,417	1,302
Pool # CK7137, 4.00%, 1/20/2052	7,962	7,392
Pool # CK2667, 3.00%, 2/20/2052	5,427	4,811
Pool # CM2170, 3.00%, 3/20/2052	8,746	7,736
Pool # CI0110, 3.50%, 3/20/2052	1,268	1,159
Pool # CL1777, 3.50%, 3/20/2052	2,618	2,415
Pool # CL1778, 3.50%, 3/20/2052	1,414	1,299
Pool # CL1827, 3.50%, 3/20/2052	5,997	5,508
Pool # CL1828, 3.50%, 3/20/2052	6,549	6,012
Pool # CL1829, 3.50%, 3/20/2052	3,494	3,195
Pool # CM1692, 3.50%, 3/20/2052	5,217	4,707
Pool # CM2218, 3.50%, 3/20/2052	1,794	1,648
Pool # CM2221, 3.50%, 3/20/2052	4,744	4,383
Pool # CI0111, 4.00%, 3/20/2052	1,333	1,254
Pool # CN3435, 4.50%, 4/20/2052	956	925
Pool # CN3436, 4.50%, 4/20/2052	5,141	4,962
Pool # CO4826, 5.00%, 6/20/2052	4,523	4,459
Pool # CO5339, 5.00%, 6/20/2052	4,437	4,384
Pool # MA8343, 2.50%, 10/20/2052 (b)	13,535	11,572
Pool # MA8423, 2.50%, 11/20/2052 (b)	12,304	10,522
Pool # CQ8079, 5.50%, 1/20/2053	1,962	1,984
Pool # CS4546, 5.00%, 2/20/2053	2,132	2,114
Pool # CR2499, 5.50%, 2/20/2053	2,847	2,864
Pool # CS4547, 5.50%, 2/20/2053	1,122	1,134
Pool # MA8721, 3.00%, 3/20/2053 (b)	13,698	12,187
Pool # CS4560, 5.50%, 3/20/2053	2,460	2,487
Pool # CS4561, 6.00%, 3/20/2053	781	798
Pool # 786842, 4.00%, 4/20/2053	17,303	16,067
Pool # CM6940, 5.50%, 4/20/2053	3,769	3,781
Pool # CS4573, 5.50%, 4/20/2053	868	878
Pool # CT3981, 5.50%, 4/20/2053	986	1,000
Pool # CT3982, 5.50%, 4/20/2053	893	900
Pool # CT3983, 5.50%, 4/20/2053	1,146	1,150
Pool # CS4586, 5.50%, 5/20/2053	2,294	2,319
Pool # CU6671, 5.50%, 6/20/2053	2,562	2,590
Pool # CU6685, 5.50%, 7/20/2053	1,634	1,652
Pool # CV6856, 5.50%, 7/20/2053	1,219	1,223
Pool # CU6686, 6.00%, 7/20/2053	1,854	1,897
Pool # CU6687, 6.50%, 7/20/2053	3,066	3,164
Pool # CV0173, 6.50%, 7/20/2053	1,723	1,798
Pool # CU6696, 6.00%, 8/20/2053	1,192	1,219
Pool # CU6697, 6.50%, 8/20/2053	2,369	2,445
Pool # CU6708, 5.50%, 9/20/2053	1,448	1,464
Pool # CX5712, 6.50%, 2/20/2054	3,510	3,622
Pool # CX5713, 7.00%, 2/20/2054	4,280	4,470

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DC4164, 4.50%, 5/20/2054	9,262	8,587
Pool # DA2547, 6.50%, 7/20/2054	1,042	1,079
Pool # DD0108, 6.50%, 7/20/2054	4,298	4,435
Pool # DA2550, 7.00%, 7/20/2054	2,268	2,345
Pool # DD0109, 7.00%, 7/20/2054	1,416	1,479
Pool # DD0096, 6.50%, 8/20/2054	3,934	4,060
Pool # DD0094, 7.00%, 8/20/2054	4,490	4,689
Pool # DE2909, 6.00%, 9/20/2054	1,497	1,537
Pool # DD0079, 7.00%, 9/20/2054	3,493	3,647
Pool # DD0080, 7.50%, 9/20/2054	2,476	2,614
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	586	569
Pool # AH5895, 4.00%, 6/20/2034	189	183
Pool # 4285, 6.00%, 11/20/2038	15	15
Pool # BO1377, 3.75%, 2/20/2040	736	700
Pool # BO1378, 4.00%, 1/20/2041	1,154	1,151
Pool # CD7341, 3.50%, 7/20/2047	3,386	3,083
Pool # BS0536, 3.00%, 3/20/2048	2,312	2,038
Pool # BS0538, 4.00%, 12/20/2048	392	370
Pool # BS0539, 4.50%, 1/20/2049	473	458
Pool # MA6145, 3.50%, 9/20/2049	396	355
Pool # CE3912, 5.00%, 9/20/2049	4,218	4,166
Pool # BS0537, 3.50%, 12/20/2049	731	665
Pool # CI8475, 5.00%, 5/20/2050	5,160	5,116
Pool # AC0977, 4.39%, 5/20/2063 (a)	14	14
Pool # CX4040, 5.00%, 7/20/2063	635	622
Pool # CX4044, 5.00%, 9/20/2063	308	302
Pool # CX7714, 5.00%, 9/20/2063	235	230
Pool # CX4106, 5.00%, 10/20/2063	173	169
Pool # CX4111, 5.00%, 10/20/2063	260	255
Pool # CX7719, 5.00%, 10/20/2063	1,011	990
Pool # CY0098, 5.00%, 10/20/2063	1,626	1,594
Pool # CY0134, 5.00%, 10/20/2063	1,563	1,532
Pool # 787496, 6.00%, 7/20/2064	10,292	10,312
Pool # 785863, 3.10%, 12/20/2071 (a)	12,005	10,614
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,090	2,730
Pool # 786556, 4.65%, 1/20/2073 (a)	7,659	7,381
GNMA II, Single Family, 30 Year TBA, 5.00%, 12/15/2054 (b)	10,000	9,855
Total Mortgage-Backed Securities (Cost $3,784,770)		3,604,906
Asset-Backed Securities — 13.1%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	577	566
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	3,704	3,384
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.12%, 12/18/2037 (a) (c)	2,000	1,945
Ajax Mortgage Loan Trust Series 2021-G, Class A, 1.87%, 6/25/2061 (a) (c)	2,249	2,182
American Homes 4 Rent Trust
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,367
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	3,084

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,207
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	302
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	6,021
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,869
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	194
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,226
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400	3,065
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (c)	12,965	12,217
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,756
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000	9,241
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c)	6,887	6,528
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550	6,016
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	4,096	4,092
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,940
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	5,000	4,979
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538	10,972
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	4,262	4,120
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	2,729	2,737
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	2,812	2,814
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,123	1,040
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	906	847
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,912	5,259
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,533
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,950	6,460
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	8,926	9,035
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850	2,908
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830	1,671
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,438
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	295	287
Series 2003-4, Class 1A5, 4.90%, 5/25/2033 (d)	204	197
Series 2003-6, Class 1A7, 4.88%, 11/25/2034 (d)	131	128
CoreVest American Finance Trust
Series 2017-2, Class M, 5.56%, 12/25/2027 (a) (c)	2,200	2,134
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	4,103	3,876
Series 2019-3, Class XB, IO, 1.51%, 10/15/2052 (a) (c)	27,000	1,489
Series 2019-3, Class XA, IO, 2.15%, 10/15/2052 (a) (c)	2,680	27
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	350	345
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	2,843	2,711
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	2,083	2,027
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,113	1,083
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	1,896	1,845

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,992	4,992
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	4,793	4,827
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,044	883
Energy Assets, 8.11%, 8/25/2044 ‡	2,588	2,611
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,718
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450	10,814
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	2,100	1,980
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000	3,751
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712	11,380
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235	5,058
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500	4,326
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050	12,523
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250	14,136
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300	6,680
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222	17,872
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600	3,290
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600	13,539
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900	14,779
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000	977
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	8,104
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,406
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800	3,560
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	8,046	8,109
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,366	1,165
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	6,048	5,956
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	5,566	5,033
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	11,717	11,796
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	3,010	3,048
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	186	170
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	3,918	3,861
Grene Energy Senio, 11.00%, 1/25/2026 ‡	196	166
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	3,178	2,783
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	523	469
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	12	12
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	404	368
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	12	11
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	2,056	1,900
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	309	278
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	989	898
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	989	918
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	488	448
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	719	634

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	4,608	3,850
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	957	936
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	2,579	2,556
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	1,036	1,018
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	1,167	1,175
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	2,206	2,221
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	10,650	10,708
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	1,071	1,007
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	6,272	6,316
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	11,994	12,076
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,527	10,808
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,566	9,852
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,448	3,250
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315	3,090
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434	6,063
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810	8,082
Jonah Energy Abs LLC
Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡	9,586	9,553
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡	9,895	9,860
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	19	— (e)
Series 2012-4, Class A, IO, 0.81%, 9/25/2037 (a) (c)	1,684	28
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 (a) (c)	1,756	19
Series 2015-2, Class A, IO, 3.15%, 7/25/2041 (a) (c)	432	43
LFT CRE Ltd. Series 2021-FL1, Class C, 6.67%, 6/15/2039 (a) (c)	8,000	7,787
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 5.45%, 2/25/2034 (a)	197	194
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	20,858	127
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	693	692
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	582	562
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	388	381
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	4,338	4,363
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	3,222	3,289
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	1,139	1,072
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,868	1,768
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	2,394	2,451
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	4,751	4,652
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,593	1,609
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.88%, 11/25/2033 (d)	127	123
New Residential Mortgage LLC
Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	2,703	2,693
Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (c)	301	300
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,742

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	3,197	3,136
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	5,613	5,428
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	8,393	8,108
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	4,085	3,935
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,346	4,154
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	5,493	5,408
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550	1,469
Pagaya AI Technology in Housing Trust
Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	4,810	4,722
Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000	4,694
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (c)	7,647	7,627
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (c) (d)	3,139	3,129
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (c)	4,000	3,843
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,904
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,702
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300	10,813
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,893
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	9,202
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	6,445
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,644
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,437
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	11,633
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246	5,590
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	7,157	6,576
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576	2,336
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	2,625	2,367
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	117
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	245	221
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	54	53
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	14,528	14,464
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	11,308	11,441
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	2,125	1,854
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,944	14,741
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (d)	51	43
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	1,642	1,586
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	1,043	1,006
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	2,417	2,486
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	3,822	3,905
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	1,968	1,967
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	3,884	3,846
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	6,871	6,832
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	3,346	3,333

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	8	7
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	86	23
Tricon American Homes Trust Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (c)	4,000	3,879
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,573
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,998	9,535
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (c) (d)	7,557	7,519
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (c) (d)	1,135	1,128
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (c) (d)	2,439	2,435
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (c) (d)	3,013	3,007
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (c) (d)	4,558	4,545
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (c) (d)	3,564	3,562
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (c) (d)	1,650	1,646
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (c) (d)	2,512	2,509
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	701	676
Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	693	664
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	2,879	2,807
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	5,970	6,004
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	4,909	4,943
Total Asset-Backed Securities (Cost $762,312)		765,261
Collateralized Mortgage Obligations — 10.8%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	2,005	1,911
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	290	297
Series 2005-1CB, Class 1A6, IF, IO, 2.40%, 3/25/2035 (a)	178	12
Series 2005-22T1, Class A2, IF, IO, 0.37%, 6/25/2035 (a)	1,246	69
Series 2005-20CB, Class 3A8, IF, IO, 0.05%, 7/25/2035 (a)	1,152	35
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	50	20
Series 2005-37T1, Class A2, IF, IO, 0.35%, 9/25/2035 (a)	2,273	104
Series 2005-54CB, Class 1A2, IF, IO, 0.15%, 11/25/2035 (a)	1,054	45
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	177	136
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	6	5
Series 2005-57CB, Class 3A2, IF, IO, 0.40%, 12/25/2035 (a)	143	9
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	97	86
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	182	108
Series 2006-7CB, Class 1A2, IF, IO, 0.60%, 5/25/2036 (a)	6,893	515
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	295	151
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (a)	12,000	12,235
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	9
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	26	18
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	44	41
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	54	8

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-4, Class 30, PO, 8/25/2035	21	14
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	81	71
Series 2005-7, Class 30, PO, 11/25/2035	7	7
Series 2005-8, Class 30, PO, 1/25/2036	29	19
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (a)	10	9
Series 2003-J, Class 3A2, 6.02%, 11/25/2033 (a)	46	43
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 4/25/2025 ‡ (a)	1,049	1,048
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 7.09%, 7/25/2033 (a)	38	37
Series 2003-7, Class 3A, 7.34%, 10/25/2033 (a)	10	10
Series 2004-1, Class 12A1, 5.25%, 4/25/2034 (a)	100	89
Series 2004-2, Class 14A, 4.55%, 5/25/2034 (a)	39	36
Series 2006-1, Class A1, 6.53%, 2/25/2036 (a)	122	116
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	60	66
Brean Asset-Backed Securities Trust Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	6,061	5,782
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	3	2
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (a) (c)	11,540	11,546
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430	5,072
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735	3,439
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915	1,782
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.63%, 6/25/2035 (a)	72	72
Series 2007-A1, Class 9A1, 6.20%, 2/25/2037 (a)	62	61
Series 2007-A1, Class 1A3, 6.65%, 2/25/2037 (a)	198	195
Series 2007-A1, Class 2A1, 6.66%, 2/25/2037 (a)	18	17
Series 2007-A1, Class 7A1, 7.61%, 2/25/2037 (a)	9	9
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	5	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	59	58
Series 2004-HYB1, Class 2A, 5.47%, 5/20/2034 (a)	30	28
Series 2004-HYB3, Class 2A, 4.55%, 6/20/2034 (a)	110	102
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	144	145
Series 2004-7, Class 2A1, 5.57%, 6/25/2034 (a)	23	21
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	121	118
Series 2004-HYB6, Class A3, 6.08%, 11/20/2034 (a)	93	89
Series 2005-16, Class A23, 5.50%, 9/25/2035	54	34
Series 2005-22, Class 2A1, 5.19%, 11/25/2035 (a)	305	252
Series 2007-4, Class 1A52, IF, IO, 0.70%, 5/25/2037 (a)	1,332	92
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (a)	25	25
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.57%, 9/25/2033 (a) (c)	45	44
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (a)	29	28
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (a)	15	14
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	225	217

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	—	—
Series 2003-1, Class WA2, 6.50%, 6/25/2031	—	—
Series 2003-1, Class 3, PO, 9/25/2033	10	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	9	8
Series 2005-1, Class 2A1A, 3.55%, 2/25/2035 (a)	96	82
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	110	109
Series 2005-5, Class 1A2, 4.73%, 8/25/2035 (a)	228	186
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.63%, 2/25/2033 (a)	219	221
Series 2003-AR15, Class 3A1, 7.56%, 6/25/2033 (a)	49	51
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	41	40
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	74	76
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	30	31
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	65	64
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	130	130
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	329	27
CSMC Trust
Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (c)	8,483	8,454
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (c)	2,983	2,974
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (a)	11	11
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,228	6,664
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	10,925	10,125
Series 2017-4, Class M60C, 3.50%, 6/25/2057	14,836	13,727
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,212	1,987
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	7,690	7,185
Series 2018-2, Class M55D, 4.00%, 11/25/2057	9,050	8,490
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,266	2,012
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,610	2,441
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,188	2,986
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,101	1,965
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,748	3,080
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,562	3,201
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,837	2,576
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,567	4,976
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048	1,322
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,136	7,316
Series 2023-1, Class MT, 3.00%, 10/25/2062	13,926	11,675
Series 2024-1, Class MT, 3.00%, 11/25/2063	12,873	10,612
Series 2024-2, Class MT, 3.50%, 5/25/2064	11,329	9,977
FHLMC, REMIC
Series 3614, Class QB, 4.00%, 12/15/2024	2	2
Series 3022, Class SX, IF, 4.57%, 8/15/2025 (a)	1	1
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	4	4

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1963, Class Z, 7.50%, 1/15/2027	3	3
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	1	1
Series 1985, Class PR, IO, 8.00%, 7/15/2027	1	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	81	—
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2038, Class PN, IO, 7.00%, 3/15/2028	1	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	8	8
Series 2060, Class Z, 6.50%, 5/15/2028	3	3
Series 2061, Class DC, IO, 6.50%, 6/15/2028	9	1
Series 2075, Class PH, 6.50%, 8/15/2028	25	26
Series 2086, Class GB, 6.00%, 9/15/2028	2	2
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2111, Class SB, IF, IO, 2.58%, 1/15/2029 (a)	14	—
Series 2110, Class PG, 6.00%, 1/15/2029	16	16
Series 2125, Class JZ, 6.00%, 2/15/2029	7	7
Series 2130, Class QS, 6.00%, 3/15/2029	7	7
Series 2132, Class ZL, 6.50%, 3/15/2029	4	4
Series 2132, Class SB, IF, 9.02%, 3/15/2029 (a)	3	3
Series 2141, IO, 7.00%, 4/15/2029	—	—
Series 2303, Class ZN, 8.50%, 4/15/2029	40	41
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2178, Class PB, 7.00%, 8/15/2029	4	4
Series 2201, Class C, 8.00%, 11/15/2029	4	4
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	24	25
Series 2210, Class Z, 8.00%, 1/15/2030	17	18
Series 2224, Class CB, 8.00%, 3/15/2030	5	5
Series 2247, Class Z, 7.50%, 8/15/2030	5	5
Series 2256, Class MC, 7.25%, 9/15/2030	12	13
Series 2254, Class Z, 9.00%, 9/15/2030	46	49
Series 2259, Class ZM, 7.00%, 10/15/2030	23	23
Series 2271, Class PC, 7.25%, 12/15/2030	23	24
Series 2296, Class PD, 7.00%, 3/15/2031	10	10
Series 2303, Class ZD, 7.00%, 4/15/2031	132	138
Series 2359, Class ZB, 8.50%, 6/15/2031	17	18
Series 2388, Class UZ, 8.50%, 6/15/2031	6	6
Series 2344, Class ZD, 6.50%, 8/15/2031	51	53
Series 2344, Class ZJ, 6.50%, 8/15/2031	7	8
Series 2345, Class NE, 6.50%, 8/15/2031	5	5
Series 2372, Class F, 5.42%, 10/15/2031 (a)	3	3
Series 2367, Class ZK, 6.00%, 10/15/2031	52	53
Series 2368, Class AS, IF, 8.14%, 10/15/2031 (a)	2	2
Series 2383, Class FD, 5.42%, 11/15/2031 (a)	2	2
Series 2399, Class TH, 6.50%, 1/15/2032	58	60
Series 2494, Class SX, IF, IO, 2.08%, 2/15/2032 (a)	154	10
Series 2410, Class QX, IF, IO, 3.73%, 2/15/2032 (a)	9	1
Series 2410, Class QS, IF, 6.71%, 2/15/2032 (a)	15	16

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2433, Class SA, IF, 8.14%, 2/15/2032 (a)	33	37
Series 2444, Class ES, IF, IO, 3.03%, 3/15/2032 (a)	12	1
Series 2450, Class SW, IF, IO, 3.08%, 3/15/2032 (a)	13	1
Series 2431, Class F, 5.42%, 3/15/2032 (a)	88	88
Series 2464, Class FE, 5.92%, 3/15/2032 (a)	47	48
Series 2423, Class MC, 7.00%, 3/15/2032	15	16
Series 2423, Class MT, 7.00%, 3/15/2032	17	18
Series 2434, Class TC, 7.00%, 4/15/2032	20	21
Series 2436, Class MC, 7.00%, 4/15/2032	19	19
Series 2450, Class GZ, 7.00%, 5/15/2032	20	21
Series 3393, Class JO, PO, 9/15/2032	58	51
Series 2513, Class ZC, 5.50%, 10/15/2032	43	44
Series 2517, Class Z, 5.50%, 10/15/2032	18	18
Series 2835, Class QO, PO, 12/15/2032	18	15
Series 2557, Class HL, 5.30%, 1/15/2033	170	170
Series 2552, Class FP, 5.92%, 1/15/2033 (a)	192	194
Series 2586, Class WI, IO, 6.50%, 3/15/2033	47	7
Series 2611, Class SQ, IF, 3.16%, 5/15/2033 (a)	15	14
Series 2631, Class SA, IF, 5.83%, 6/15/2033 (a)	8	9
Series 2692, Class SC, IF, 3.45%, 7/15/2033 (a)	39	40
Series 2671, Class S, IF, 5.74%, 9/15/2033 (a)	14	15
Series 2722, Class PF, 5.52%, 12/15/2033 (a)	375	374
Series 2763, Class ZA, 6.00%, 3/15/2034	1,365	1,416
Series 2779, Class ZC, 6.00%, 4/15/2034	868	902
Series 2802, Class ZY, 6.00%, 5/15/2034	226	235
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	424	424
Series 3611, PO, 7/15/2034	78	68
Series 3305, Class MB, IF, 7.40%, 7/15/2034 (a)	27	27
Series 3077, Class TO, PO, 4/15/2035	2	2
Series 2990, Class WP, IF, 4.33%, 6/15/2035 (a)	—	—
Series 3035, Class Z, 5.85%, 9/15/2035	428	442
Series 3117, Class EO, PO, 2/15/2036	48	42
Series 3117, Class OG, PO, 2/15/2036	28	24
Series 3117, Class OK, PO, 2/15/2036	51	44
Series 3143, Class BC, 5.50%, 2/15/2036	97	101
Series 3122, Class OH, PO, 3/15/2036	5	4
Series 3134, PO, 3/15/2036	7	6
Series 3152, Class MO, PO, 3/15/2036	94	81
Series 3122, Class ZB, 6.00%, 3/15/2036	33	35
Series 3138, PO, 4/15/2036	32	27
Series 3607, Class AO, PO, 4/15/2036	66	56
Series 3607, Class BO, PO, 4/15/2036	66	57
Series 3137, Class XP, 6.00%, 4/15/2036	320	335
Series 3219, Class DI, IO, 6.00%, 4/15/2036	42	7
Series 3149, Class SO, PO, 5/15/2036	35	29
Series 3151, PO, 5/15/2036	93	77
Series 3153, Class EO, PO, 5/15/2036	44	38
Series 3604, PO, 5/15/2036	71	59

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3171, Class MO, PO, 6/15/2036	28	25
Series 3179, Class OA, PO, 7/15/2036	35	30
Series 3194, Class SA, IF, IO, 2.18%, 7/15/2036 (a)	24	3
Series 3200, PO, 8/15/2036	68	57
Series 3232, Class ST, IF, IO, 1.78%, 10/15/2036 (a)	81	6
Series 3237, Class AO, PO, 11/15/2036	49	40
Series 3704, Class DT, 7.50%, 11/15/2036	368	392
Series 3704, Class ET, 7.50%, 12/15/2036	274	299
Series 3260, Class CS, IF, IO, 1.22%, 1/15/2037 (a)	46	4
Series 3262, Class SG, IF, IO, 1.48%, 1/15/2037 (a)	10	1
Series 3274, Class JO, PO, 2/15/2037	16	13
Series 3274, Class MO, PO, 2/15/2037	26	22
Series 3275, Class FL, 5.36%, 2/15/2037 (a)	12	11
Series 3290, Class SB, IF, IO, 1.53%, 3/15/2037 (a)	149	11
Series 3288, Class GS, IF, 5.52%, 3/15/2037 (a)	8	8
Series 3373, Class TO, PO, 4/15/2037	56	48
Series 3316, Class JO, PO, 5/15/2037	8	6
Series 3607, PO, 5/15/2037	178	146
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	322	335
Series 3371, Class FA, 5.52%, 9/15/2037 (a)	22	22
Series 3385, Class SN, IF, IO, 1.08%, 11/15/2037 (a)	38	3
Series 3387, Class SA, IF, IO, 1.50%, 11/15/2037 (a)	107	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	277	3
Series 3404, Class SC, IF, IO, 1.08%, 1/15/2038 (a)	130	11
Series 3451, Class SA, IF, IO, 1.13%, 5/15/2038 (a)	9	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	185	23
Series 3461, Class LZ, 6.00%, 6/15/2038	53	54
Series 3481, Class SJ, IF, IO, 0.93%, 8/15/2038 (a)	149	13
Series 3895, Class WA, 5.64%, 10/15/2038 (a)	82	85
Series 3511, Class SA, IF, IO, 1.08%, 2/15/2039 (a)	39	3
Series 3546, Class A, 6.96%, 2/15/2039 (a)	19	20
Series 3531, Class SA, IF, IO, 1.38%, 5/15/2039 (a)	135	4
Series 3549, Class FA, 6.12%, 7/15/2039 (a)	10	10
Series 4580, Class PT, 6.72%, 8/15/2039 (a)	391	401
Series 3572, Class JS, IF, IO, 1.88%, 9/15/2039 (a)	79	5
Series 3621, PO, 1/15/2040	128	104
Series 3621, Class BO, PO, 1/15/2040	85	73
Series 3623, Class LO, PO, 1/15/2040	105	86
Series 3632, Class BS, IF, 1.10%, 2/15/2040 (a)	302	303
Series 3714, Class IP, IO, 5.00%, 8/15/2040	188	10
Series 3740, Class SC, IF, IO, 1.08%, 10/15/2040 (a)	191	18
Series 3747, Class PY, 4.00%, 10/15/2040	842	817
Series 3747, Class CY, 4.50%, 10/15/2040	1,230	1,218
Series 3753, PO, 11/15/2040	598	469
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,687
Series 3860, Class PZ, 5.00%, 5/15/2041	2,572	2,568
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	39	37
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	68	68

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3966, Class NA, 4.00%, 12/15/2041	628	608
Series 4015, Class MY, 3.50%, 3/15/2042	804	754
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	223
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	856
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	916
Series 4280, Class EO, PO, 12/15/2043	410	308
Series 4281, Class OB, PO, 12/15/2043	423	321
Series 4377, Class JP, 3.00%, 8/15/2044	1,922	1,797
Series 4456, Class SA, IF, IO, 1.23%, 3/15/2045 (a)	2,737	307
Series 4480, Class SE, IF, IO, 1.26%, 6/15/2045 (a)	2,793	352
Series 4888, Class AZ, 4.00%, 12/15/2048	3,575	3,364
Series 4848, Class QY, 4.50%, 12/15/2048	660	625
Series 4903, Class SN, IF, IO, 1.25%, 8/25/2049 (a)	7,867	875
Series 4982, Class JA, 1.50%, 3/25/2050	6,019	4,740
Series 5028, Class JG, 1.50%, 8/25/2050	6,710	5,289
Series 5036, Class NA, 0.50%, 11/25/2050	7,487	5,093
Series 5048, Class TI, IO, 3.00%, 11/25/2050	16,572	2,735
Series 5054, Class DZ, 2.00%, 12/25/2050	14,367	7,392
Series 5156, Class DC, 2.00%, 9/25/2051	16,845	14,520
Series 5190, Class PH, 2.50%, 2/25/2052	3,479	3,144
Series 4862, Class NO, PO, 8/15/2057	15,696	9,861
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	88	6
Series 197, PO, 4/1/2028	42	40
Series 233, Class 11, IO, 5.00%, 9/15/2035	97	16
Series 233, Class 12, IO, 5.00%, 9/15/2035	57	8
Series 233, Class 13, IO, 5.00%, 9/15/2035	133	20
Series 239, Class S30, IF, IO, 2.78%, 8/15/2036 (a)	194	24
Series 262, Class 35, 3.50%, 7/15/2042	5,215	4,885
Series 299, Class 300, 3.00%, 1/15/2043	198	180
Series 310, PO, 9/15/2043	727	552
Series 406, PO, 10/25/2053	8,149	6,853
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (a)	111	102
Series T-76, Class 2A, 2.35%, 10/25/2037 (a)	1,341	1,192
Series T-42, Class A5, 7.50%, 2/25/2042	395	417
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	38	40
Series T-54, Class 2A, 6.50%, 2/25/2043	827	841
Series T-54, Class 3A, 7.00%, 2/25/2043	381	399
Series T-56, Class A5, 5.23%, 5/25/2043	648	626
Series T-58, Class A, PO, 9/25/2043	43	29
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	32	34
Series T-59, Class 1AP, PO, 10/25/2043	42	22
Series T-62, Class 1A1, 6.13%, 10/25/2044 (a)	430	392
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.88%, 10/25/2034 (a)	69	68
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	129	62
Series 2007-FA4, Class 1A2, IF, IO, 0.95%, 8/25/2037 (a)	2,434	184

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,689	1,694
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	119	124
Series 2003-W8, Class 3F1, 5.25%, 5/25/2042 (a)	79	79
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	113	117
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	66	67
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	69	71
Series 2005-W3, Class 2AF, 5.07%, 3/25/2045 (a)	158	156
Series 2005-W4, Class 3A, 4.83%, 6/25/2045 (a)	305	300
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	58	59
Series 2006-W2, Class 1AF1, 5.07%, 2/25/2046 (a)	80	79
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	197	208
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,948	1,965
Series 2001-T12, Class A2, 7.50%, 8/25/2041	98	100
Series 2001-T10, PO, 12/25/2041	7	6
Series 2002-T4, Class A2, 7.00%, 12/25/2041	76	79
Series 2002-T4, Class A3, 7.50%, 12/25/2041	178	188
Series 2002-T16, Class A2, 7.00%, 7/25/2042	72	75
Series 2002-T19, Class A2, 7.00%, 7/25/2042	173	182
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	119	122
Series 2004-T3, Class PT1, 9.19%, 1/25/2044 (a)	92	96
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	7	6
Series 2006-94, Class GI, IF, IO, 1.80%, 10/25/2026 (a)	72	1
Series 2006-94, Class GK, IF, 9.01%, 10/25/2026 (a)	3	3
Series G97-2, Class ZA, 8.50%, 2/17/2027	4	5
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-24, Class Z, 8.00%, 4/18/2027	1	1
Series 1997-46, Class Z, 7.50%, 6/17/2027	24	24
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	63	64
Series 1998-36, Class ZB, 6.00%, 7/18/2028	7	7
Series 2002-7, Class FD, 5.55%, 4/25/2029 (a)	20	20
Series 1999-62, Class PB, 7.50%, 12/18/2029	6	6
Series 2000-52, IO, 8.50%, 1/25/2031	2	—
Series 2002-60, Class FA, 5.60%, 2/25/2031 (a)	62	62
Series 2002-60, Class FB, 5.60%, 2/25/2031 (a)	62	62
Series 2001-4, Class ZA, 6.50%, 3/25/2031	71	72
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2002-50, Class ZA, 6.00%, 5/25/2031	112	114
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	12	1
Series 2001-49, Class LZ, 8.50%, 7/25/2031	19	20
Series 2001-38, Class FB, 5.35%, 8/25/2031 (a)	11	11
Series 2001-36, Class DE, 7.00%, 8/25/2031	17	17
Series 2001-44, Class PD, 7.00%, 9/25/2031	5	6
Series 2001-44, Class PU, 7.00%, 9/25/2031	15	15
Series 2001-53, Class FX, 5.20%, 10/25/2031 (a)	86	86

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-52, Class SX, IF, 8.40%, 10/25/2031 (a)	4	5
Series 2001-61, Class Z, 7.00%, 11/25/2031	48	50
Series 2001-72, Class SX, IF, 6.17%, 12/25/2031 (a)	3	3
Series 2002-1, Class SA, IF, 9.43%, 2/25/2032 (a)	3	3
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	35	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	2	2
Series 2002-30, Class Z, 6.00%, 5/25/2032	73	75
Series 2002-37, Class Z, 6.50%, 6/25/2032	5	5
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	78	6
Series 2004-61, Class FH, 5.65%, 11/25/2032 (a)	434	436
Series 2011-39, Class ZA, 6.00%, 11/25/2032	508	524
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	17	18
Series 2004-59, Class BG, PO, 12/25/2032	25	22
Series 2002-77, Class S, IF, 5.59%, 12/25/2032 (a)	12	13
Series 2003-2, Class F, 5.60%, 2/25/2033 (a)	179	180
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	46	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	158	154
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	8	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	173	26
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	229	30
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-74, Class SH, IF, 1.44%, 8/25/2033 (a)	17	17
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	10	—
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	93	12
Series 2003-91, Class SD, IF, 4.42%, 9/25/2033 (a)	12	12
Series 2003-86, Class ZA, 5.50%, 9/25/2033	95	98
Series 2003-105, Class AZ, 5.50%, 10/25/2033	507	520
Series 2003-116, Class SB, IF, IO, 2.75%, 11/25/2033 (a)	86	7
Series 2006-44, Class P, PO, 12/25/2033	200	172
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	553	572
Series 2003-130, Class SX, IF, 4.25%, 1/25/2034 (a)	2	2
Series 2004-87, Class F, 5.60%, 1/25/2034 (a)	72	72
Series 2004-46, Class EP, PO, 3/25/2034	18	18
Series 2004-28, Class PF, 5.25%, 3/25/2034 (a)	45	45
Series 2004-17, Class H, 5.50%, 4/25/2034	158	163
Series 2004-25, Class SA, IF, 6.19%, 4/25/2034 (a)	25	27
Series 2004-46, Class SK, IF, 3.17%, 5/25/2034 (a)	10	10
Series 2004-46, Class QB, IF, 4.61%, 5/25/2034 (a)	28	30
Series 2004-36, Class SA, IF, 6.19%, 5/25/2034 (a)	54	59
Series 2004-51, Class SY, IF, 4.54%, 7/25/2034 (a)	8	8
Series 2004-50, Class VZ, 5.50%, 7/25/2034	748	769
Series 2014-44, Class B, 2.50%, 8/25/2034	661	619
Series 2005-7, Class LO, PO, 2/25/2035	164	151
Series 2005-15, Class MO, PO, 3/25/2035	62	53
Series 2005-13, Class FL, 5.25%, 3/25/2035 (a)	40	40
Series 2005-74, Class SK, IF, 6.80%, 5/25/2035 (a)	5	5
Series 2005-56, Class S, IF, IO, 1.86%, 7/25/2035 (a)	112	10
Series 2005-66, Class SV, IF, IO, 1.90%, 7/25/2035 (a)	63	4

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-103, Class SC, IF, 2.16%, 7/25/2035 (a)	134	130
Series 2005-66, Class SG, IF, 5.25%, 7/25/2035 (a)	47	49
Series 2005-73, Class PS, IF, 4.58%, 8/25/2035 (a)	24	24
Series 2005-68, Class PG, 5.50%, 8/25/2035	93	94
Series 2005-90, PO, 9/25/2035	6	6
Series 2005-90, Class AO, PO, 10/25/2035	7	7
Series 2010-39, Class OT, PO, 10/25/2035	58	50
Series 2005-90, Class ES, IF, 4.75%, 10/25/2035 (a)	80	83
Series 2005-84, Class XM, 5.75%, 10/25/2035	41	42
Series 2005-106, Class US, IF, 6.79%, 11/25/2035 (a)	37	40
Series 2006-8, Class WQ, PO, 3/25/2036	203	166
Series 2006-8, Class WN, IF, IO, 1.85%, 3/25/2036 (a)	744	69
Series 2006-16, Class HZ, 5.50%, 3/25/2036	48	50
Series 2006-23, Class KO, PO, 4/25/2036	19	17
Series 2006-27, Class OH, PO, 4/25/2036	36	32
Series 2006-44, Class GO, PO, 6/25/2036	78	68
Series 2006-50, Class JO, PO, 6/25/2036	43	37
Series 2006-50, Class PS, PO, 6/25/2036	64	57
Series 2006-53, Class US, IF, IO, 1.73%, 6/25/2036 (a)	118	12
Series 2006-58, PO, 7/25/2036	79	67
Series 2006-58, Class AP, PO, 7/25/2036	28	24
Series 2006-65, Class QO, PO, 7/25/2036	32	27
Series 2006-56, Class FT, 5.60%, 7/25/2036 (a)	273	278
Series 2006-63, Class ZH, 6.50%, 7/25/2036	100	106
Series 2006-72, Class GO, PO, 8/25/2036	52	45
Series 2006-72, Class TO, PO, 8/25/2036	31	26
Series 2006-79, Class DO, PO, 8/25/2036	48	40
Series 2007-7, Class SG, IF, IO, 1.65%, 8/25/2036 (a)	254	29
Series 2006-77, Class PC, 6.50%, 8/25/2036	159	163
Series 2006-78, Class BZ, 6.50%, 8/25/2036	58	61
Series 2006-86, Class OB, PO, 9/25/2036	67	56
Series 2006-90, Class AO, PO, 9/25/2036	38	33
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	368	67
Series 2006-110, PO, 11/25/2036	37	31
Series 2006-111, Class EO, PO, 11/25/2036	26	22
Series 2006-105, Class ME, 5.50%, 11/25/2036	376	388
Series 2006-115, Class OK, PO, 12/25/2036	76	60
Series 2006-119, PO, 12/25/2036	30	26
Series 2006-117, Class GS, IF, IO, 1.80%, 12/25/2036 (a)	93	6
Series 2006-118, Class A2, 5.03%, 12/25/2036 (a)	44	43
Series 2006-120, Class PF, 5.10%, 12/25/2036 (a)	30	30
Series 2006-120, IO, 6.50%, 12/25/2036	143	21
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,111	1,168
Series 2006-126, Class AO, PO, 1/25/2037	142	120
Series 2007-1, Class SD, IF, 9.91%, 2/25/2037 (a)	33	54
Series 2007-14, Class OP, PO, 3/25/2037	50	43
Series 2007-22, Class SC, IF, IO, 1.23%, 3/25/2037 (a)	17	—
Series 2007-14, Class ES, IF, IO, 1.59%, 3/25/2037 (a)	1,681	162

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-63, Class P, 5.00%, 3/25/2037	8	8
Series 2007-16, Class FC, 5.60%, 3/25/2037 (a)	19	19
Series 2007-18, Class MZ, 6.00%, 3/25/2037	156	164
Series 2007-39, Class EF, 5.10%, 5/25/2037 (a)	17	17
Series 2007-46, Class ZK, 5.50%, 5/25/2037	139	144
Series 2007-54, Class WI, IF, IO, 1.25%, 6/25/2037 (a)	154	14
Series 2007-72, Class EK, IF, IO, 1.55%, 7/25/2037 (a)	451	46
Series 2007-65, Class KI, IF, IO, 1.77%, 7/25/2037 (a)	95	10
Series 2007-60, Class AX, IF, IO, 2.30%, 7/25/2037 (a)	143	19
Series 2007-76, Class ZG, 6.00%, 8/25/2037	103	104
Series 2007-78, Class CB, 6.00%, 8/25/2037	44	46
Series 2007-79, Class SB, IF, 6.24%, 8/25/2037 (a)	13	15
Series 2007-88, Class VI, IF, IO, 1.69%, 9/25/2037 (a)	67	7
Series 2009-86, Class OT, PO, 10/25/2037	222	185
Series 2007-100, Class SM, IF, IO, 1.60%, 10/25/2037 (a)	152	14
Series 2007-91, Class ES, IF, IO, 1.61%, 10/25/2037 (a)	232	22
Series 2007-112, Class SA, IF, IO, 1.60%, 12/25/2037 (a)	407	49
Series 2007-116, Class HI, IO, 1.47%, 1/25/2038 (a)	315	17
Series 2008-1, Class BI, IF, IO, 1.06%, 2/25/2038 (a)	119	10
Series 2008-12, Class CO, PO, 3/25/2038	238	206
Series 2008-16, Class IS, IF, IO, 1.35%, 3/25/2038 (a)	81	6
Series 2008-10, Class XI, IF, IO, 1.38%, 3/25/2038 (a)	72	6
Series 2008-20, Class SA, IF, IO, 2.14%, 3/25/2038 (a)	93	9
Series 2009-79, Class UA, 7.00%, 3/25/2038	8	8
Series 2008-32, Class SA, IF, IO, 2.00%, 4/25/2038 (a)	16	1
Series 2008-27, Class SN, IF, IO, 2.05%, 4/25/2038 (a)	36	4
Series 2008-44, PO, 5/25/2038	9	8
Series 2008-53, Class CI, IF, IO, 2.35%, 7/25/2038 (a)	40	4
Series 2011-47, Class ZA, 5.50%, 7/25/2038	189	192
Series 2008-80, Class SA, IF, IO, 1.00%, 9/25/2038 (a)	90	7
Series 2008-81, Class SB, IF, IO, 1.00%, 9/25/2038 (a)	98	6
Series 2008-80, Class GP, 6.25%, 9/25/2038	9	9
Series 2009-6, Class GS, IF, IO, 1.70%, 2/25/2039 (a)	46	4
Series 2009-4, Class BD, 4.50%, 2/25/2039	3	3
Series 2009-17, Class QS, IF, IO, 1.80%, 3/25/2039 (a)	44	3
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	129	20
Series 2009-47, Class MT, 7.00%, 7/25/2039	8	8
Series 2009-69, PO, 9/25/2039	56	45
Series 2009-84, Class WS, IF, IO, 1.05%, 10/25/2039 (a)	45	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	91	16
Series 2009-92, Class AD, 6.00%, 11/25/2039	33	33
Series 2009-99, Class SC, IF, IO, 1.33%, 12/25/2039 (a)	33	2
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	151	154
Series 2009-103, Class MB, 7.16%, 12/25/2039 (a)	240	243
Series 2009-112, Class ST, IF, IO, 1.40%, 1/25/2040 (a)	108	10
Series 2009-113, Class FB, 5.40%, 1/25/2040 (a)	103	102
Series 2010-23, Class KS, IF, IO, 2.25%, 2/25/2040 (a)	70	5
Series 2010-1, Class WA, 6.28%, 2/25/2040 (a)	302	307

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-49, Class SC, IF, 2.96%, 3/25/2040 (a)	113	106
Series 2010-16, Class WB, 6.14%, 3/25/2040 (a)	675	685
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	254	259
Series 2010-35, Class SB, IF, IO, 1.57%, 4/25/2040 (a)	94	6
Series 2010-40, Class FJ, 5.45%, 4/25/2040 (a)	22	22
Series 2010-42, Class S, IF, IO, 1.55%, 5/25/2040 (a)	40	3
Series 2010-43, Class FD, 5.45%, 5/25/2040 (a)	126	125
Series 2010-61, Class WA, 6.02%, 6/25/2040 (a)	97	99
Series 2010-68, Class SA, IF, IO, 0.15%, 7/25/2040 (a)	274	18
Series 2010-103, Class ME, 4.00%, 9/25/2040	334	322
Series 2010-111, Class AM, 5.50%, 10/25/2040	359	372
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	263	9
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,315	1,300
Series 2010-123, Class FL, 5.28%, 11/25/2040 (a)	34	33
Series 2010-147, Class SA, IF, IO, 1.68%, 1/25/2041 (a)	1,037	149
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,648
Series 2011-30, Class LS, IO, 0.86%, 4/25/2041 (a)	192	11
Series 2011-75, Class FA, 5.40%, 8/25/2041 (a)	23	23
Series 2011-118, Class LB, 7.00%, 11/25/2041	300	317
Series 2011-118, Class MT, 7.00%, 11/25/2041	502	527
Series 2011-118, Class NT, 7.00%, 11/25/2041	486	512
Series 2013-2, Class LZ, 3.00%, 2/25/2043	34	24
Series 2013-4, Class AJ, 3.50%, 2/25/2043	947	887
Series 2013-92, PO, 9/25/2043	718	534
Series 2013-101, Class DO, PO, 10/25/2043	802	587
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,199	9,895
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,089	1,056
Series 2018-63, Class DA, 3.50%, 9/25/2048	483	442
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,047	983
Series 2019-20, Class H, 3.50%, 5/25/2049	1,433	1,302
Series 2019-32, Class SD, IF, IO, 1.20%, 6/25/2049 (a)	7,608	790
Series 2010-103, Class SB, IF, IO, 1.25%, 11/25/2049 (a)	344	30
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,302
Series 2020-36, Class SH, IF, IO, 1.20%, 6/25/2050 (a)	10,519	1,048
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,808	3,074
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	6,834	263
Series 2011-2, Class WA, 5.83%, 2/25/2051 (a)	55	57
Series 2011-43, Class WA, 5.74%, 5/25/2051 (a)	63	65
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	339	332
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,675	1,660
Series 2012-21, Class WA, 5.64%, 3/25/2052 (a)	446	463
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	2	2
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	302	299
Series 2007-W2, Class 1A1, 5.17%, 3/25/2037 (a)	134	132
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	56	56
Series 2007-W7, Class 1A4, IF, 10.09%, 7/25/2037 (a)	7	9
Series 2001-W3, Class A, 4.62%, 9/25/2041 (a)	193	192

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	845	29
Series 2003-W4, Class 2A, 5.24%, 10/25/2042 (a)	14	14
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (a)	104	103
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (a)	71	71
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	245	252
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	67	69
Series 2006-W3, Class 1AF1, 5.09%, 10/25/2046 (a)	44	43
Series 2009-W1, Class A, 6.00%, 12/25/2049	259	266
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.26%, 6/27/2036 (a)	129	130
Series 2007-54, Class FA, 5.25%, 6/25/2037 (a)	58	57
Series 2007-64, Class FB, 5.22%, 7/25/2037 (a)	104	103
Series 2007-106, Class A7, 6.01%, 10/25/2037 (a)	25	25
Series 2003-7, Class A1, 6.50%, 12/25/2042	125	127
FNMA, STRIPS
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	57	7
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	26	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	57	6
Series 356, Class 3, IO, 5.00%, 1/25/2035	73	9
Series 365, Class 8, IO, 5.50%, 5/25/2036	96	18
Series 373, Class 1, PO, 7/25/2036	604	519
Series 374, Class 5, IO, 5.50%, 8/25/2036	35	6
Series 393, Class 6, IO, 5.50%, 4/25/2037	15	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	84	15
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.64%, 6/19/2035 (a)	123	120
GNMA
Series 2001-35, Class SA, IF, IO, 3.53%, 8/16/2031 (a)	17	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	97	—
Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	325	330
Series 2003-112, Class SA, IF, IO, 1.83%, 12/16/2033 (a)	126	—
Series 2004-28, Class S, IF, 6.67%, 4/16/2034 (a)	30	32
Series 2004-46, Class AO, PO, 6/20/2034	45	41
Series 2010-103, Class WA, 5.66%, 8/20/2034 (a)	182	185
Series 2004-73, Class JL, IF, IO, 1.83%, 9/16/2034 (a)	442	37
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	10	10
Series 2004-90, Class SI, IF, IO, 1.38%, 10/20/2034 (a)	133	7
Series 2005-68, Class DP, IF, 5.05%, 6/17/2035 (a)	25	26
Series 2010-14, Class CO, PO, 8/20/2035	296	266
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	389	43
Series 2005-68, Class KI, IF, IO, 1.58%, 9/20/2035 (a)	248	21
Series 2005-72, Class AZ, 5.50%, 9/20/2035	192	194
Series 2005-85, IO, 5.50%, 11/16/2035	98	6
Series 2010-14, Class BO, PO, 11/20/2035	51	44
Series 2006-16, Class OP, PO, 3/20/2036	46	41
Series 2006-22, Class AO, PO, 5/20/2036	32	30
Series 2006-34, PO, 7/20/2036	26	24
Series 2006-59, Class SD, IF, IO, 1.98%, 10/20/2036 (a)	43	3

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-22, Class WA, 5.82%, 2/20/2037 (a)	529	542
Series 2007-17, Class JO, PO, 4/16/2037	37	32
Series 2007-17, Class JI, IF, IO, 2.09%, 4/16/2037 (a)	270	24
Series 2010-129, Class AW, 5.85%, 4/20/2037 (a)	186	191
Series 2007-31, Class AO, PO, 5/16/2037	243	206
Series 2007-25, Class FN, 5.02%, 5/16/2037 (a)	34	34
Series 2007-28, Class BO, PO, 5/20/2037	6	5
Series 2007-26, Class SC, IF, IO, 1.48%, 5/20/2037 (a)	119	4
Series 2007-36, Class HO, PO, 6/16/2037	6	6
Series 2007-36, Class SE, IF, IO, 1.75%, 6/16/2037 (a)	119	3
Series 2007-36, Class SG, IF, IO, 1.75%, 6/20/2037 (a)	177	5
Series 2007-45, Class QA, IF, IO, 1.92%, 7/20/2037 (a)	55	3
Series 2007-40, Class SD, IF, IO, 2.03%, 7/20/2037 (a)	137	7
Series 2007-42, Class SB, IF, IO, 2.03%, 7/20/2037 (a)	135	6
Series 2007-53, Class SW, IF, 6.04%, 9/20/2037 (a)	17	18
Series 2009-79, Class OK, PO, 11/16/2037	81	71
Series 2007-74, Class SL, IF, IO, 1.82%, 11/16/2037 (a)	401	3
Series 2007-76, Class SA, IF, IO, 1.81%, 11/20/2037 (a)	112	2
Series 2007-79, Class SY, IF, IO, 1.83%, 12/20/2037 (a)	148	4
Series 2008-2, Class MS, IF, IO, 2.44%, 1/16/2038 (a)	84	7
Series 2008-1, PO, 1/20/2038	19	18
Series 2015-137, Class WA, 5.56%, 1/20/2038 (a)	155	159
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	219	17
Series 2008-10, Class S, IF, IO, 1.11%, 2/20/2038 (a)	60	1
Series 2009-106, Class ST, IF, IO, 1.28%, 2/20/2038 (a)	341	13
Series 2008-33, Class XS, IF, IO, 2.98%, 4/16/2038 (a)	67	4
Series 2008-36, Class SH, IF, IO, 1.58%, 4/20/2038 (a)	132	—
Series 2012-52, Class WA, 6.18%, 4/20/2038 (a)	1,370	1,408
Series 2008-40, Class SA, IF, IO, 1.68%, 5/16/2038 (a)	433	28
Series 2008-55, Class SA, IF, IO, 1.48%, 6/20/2038 (a)	67	2
Series 2008-62, Class SA, IF, IO, 1.43%, 7/20/2038 (a)	366	1
Series 2008-71, Class SC, IF, IO, 1.28%, 8/20/2038 (a)	23	—
Series 2012-59, Class WA, 5.57%, 8/20/2038 (a)	268	274
Series 2009-25, Class SE, IF, IO, 2.88%, 9/20/2038 (a)	63	3
Series 2011-97, Class WA, 6.09%, 11/20/2038 (a)	474	487
Series 2008-93, Class AS, IF, IO, 0.98%, 12/20/2038 (a)	108	6
Series 2008-96, Class SL, IF, IO, 1.28%, 12/20/2038 (a)	76	2
Series 2008-95, Class DS, IF, IO, 2.58%, 12/20/2038 (a)	251	6
Series 2011-163, Class WA, 5.86%, 12/20/2038 (a)	585	602
Series 2009-6, Class SA, IF, IO, 1.38%, 2/16/2039 (a)	75	—
Series 2009-10, Class SA, IF, IO, 1.23%, 2/20/2039 (a)	136	8
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	420	15
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	91	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	109	10
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	32	3
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	73	7
Series 2009-43, Class SA, IF, IO, 1.23%, 6/20/2039 (a)	90	4
Series 2009-42, Class SC, IF, IO, 1.36%, 6/20/2039 (a)	167	12

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-64, Class SN, IF, IO, 1.38%, 7/16/2039 (a)	107	5
Series 2009-54, Class JZ, 5.50%, 7/20/2039	694	706
Series 2009-67, Class SA, IF, IO, 1.33%, 8/16/2039 (a)	123	9
Series 2009-72, Class SM, IF, IO, 1.53%, 8/16/2039 (a)	224	16
Series 2009-106, Class AS, IF, IO, 1.68%, 11/16/2039 (a)	298	27
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	527	538
Series 2013-75, Class WA, 5.12%, 6/20/2040 (a)	244	247
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	888	906
Series 2010-130, Class CP, 7.00%, 10/16/2040	166	175
Series 2010-157, Class OP, PO, 12/20/2040	442	373
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	4,026	3,796
Series 2011-100, Class MY, 4.00%, 7/20/2041	769	743
Series 2012-24, Class WA, 5.56%, 7/20/2041 (a)	1,239	1,262
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	569	569
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	576	573
Series 2012-141, Class WA, 4.51%, 11/16/2041 (a)	2,063	2,018
Series 2012-141, Class WC, 3.72%, 1/20/2042 (a)	1,040	978
Series 2012-141, Class WB, 4.02%, 9/16/2042 (a)	1,614	1,528
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,620	1,544
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	1,050	1,059
Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	597	621
Series 2021-103, Class WA, 4.24%, 6/20/2045 (a)	3,185	3,074
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,524	1,466
Series 2018-160, Class PA, 3.50%, 7/20/2046	972	952
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,467	247
Series 2019-31, Class TS, IF, IO, 1.33%, 3/20/2049 (a)	15,020	1,302
Series 2019-111, IO, 5.00%, 4/20/2049	5,102	768
Series 2019-65, Class ST, IF, IO, 1.33%, 5/20/2049 (a)	7,262	696
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,213	346
Series 2019-112, Class GS, IF, IO, 1.35%, 9/20/2049 (a)	1,680	194
Series 2019-112, Class SG, IF, IO, 1.38%, 9/20/2049 (a)	2,425	217
Series 2023-43, Class B, 4.00%, 12/20/2049	16,341	15,266
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,768	947
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	18,671	2,829
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	9,032	1,522
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	9,677	1,722
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	12,343	2,143
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,582	6,828
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	19,607	3,033
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	10,104	2,163
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,398	3,081
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	15,084	2,317
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	21,283	3,350
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	18,495	521
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	16,877	450
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	21,261	3,366
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	12,012	2,247
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	18,093	1,957

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	13,041	2,015
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	9,417	1,543
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,251	801
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,820	3,712
Series 2023-101, Class S, IF, 2.38%, 7/20/2053 (a)	1,842	1,651
Series 2012-H24, Class FG, 5.40%, 4/20/2060 (a)	4	4
Series 2013-H03, Class FA, 5.27%, 8/20/2060 (a)	—	—
Series 2013-H05, Class FB, 5.19%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 5.52%, 4/20/2062 (a)	—	—
Series 2013-H02, Class HF, 5.27%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 5.29%, 1/20/2063 (a)	371	369
Series 2013-H04, Class SA, 5.39%, 2/20/2063 (a)	824	822
Series 2013-H08, Class BF, 5.37%, 3/20/2063 (a)	259	258
Series 2013-H07, Class HA, 5.38%, 3/20/2063 (a)	718	716
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30	28
Series 2016-H13, Class FD, 4.36%, 5/20/2066 (a)	264	263
Series 2016-H13, Class FT, 5.55%, 5/20/2066 (a)	77	77
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (a)	874	879
Series 2016-H26, Class FC, 5.97%, 12/20/2066 (a)	651	653
Series 2017-H05, Class FC, 5.72%, 2/20/2067 (a)	732	731
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (a)	2,771	122
Series 2017-H11, Class XI, IO, 1.71%, 5/20/2067 (a)	7,838	298
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (a)	3,560	107
Series 2017-H14, Class AI, IO, 2.00%, 6/20/2067 (a)	3,442	200
Series 2020-H11, Class GI, IO, 3.26%, 7/20/2067 (a)	1,635	34
Series 2017-H16, Class F, 5.82%, 8/20/2067 (a)	1,687	1,690
Series 2017-H17, Class FQ, 5.58%, 9/20/2067 (a)	2,596	2,603
Series 2017-H25, Class HI, IO, 2.05%, 10/20/2067 (a)	3,988	93
Series 2018-H04, Class FE, 5.59%, 2/20/2068 (a)	1,018	1,017
Series 2018-H18, Class AI, IO, 1.25%, 9/20/2068 (a)	46,931	3,148
Series 2019-H09, Class IB, IO, 1.81%, 4/20/2069 (a)	1,265	7
Series 2019-H14, Class IE, IO, 0.05%, 5/20/2069 (a)	5,477	77
Series 2019-H10, Class IB, IO, 2.05%, 5/20/2069 (a)	3,907	24
Series 2019-H12, Class JI, IO, 2.01%, 7/20/2069 (a)	4,456	58
Series 2019-H14, Class KI, IO, 2.25%, 7/20/2069 (a)	3,387	44
Series 2019-H15, Class IJ, IO, 2.24%, 8/20/2069 (a)	6,200	170
Series 2019-H18, Class CI, IO, 0.94%, 10/20/2069 (a)	20,901	1,267
Series 2019-H18, Class KI, IO, 2.37%, 11/20/2069 (a)	3,132	43
Series 2020-H02, Class DI, IO, 2.28%, 12/20/2069 (a)	6,579	112
Series 2020-H05, IO, 0.18%, 3/20/2070 (a)	19,617	1,195
Series 2020-H07, Class DI, IO, 0.53%, 4/20/2070 (a)	24,563	1,531
Series 2020-H09, Class IE, IO, 1.27%, 5/20/2070 (a)	7,069	298
Series 2020-H17, Class IJ, IO, 0.64%, 10/20/2070 (a)	9,788	472
Series 2020-H17, Class IK, IO, 0.82%, 10/20/2070 (a)	39,487	2,347
Series 2021-H01, Class AI, IO, 0.77%, 11/20/2070 (a)	79,525	4,773
Series 2020-H22, Class IH, IO, 0.03%, 12/20/2070 (a)	11,128	575
Series 2020-H22, Class JI, IO, 0.03%, 12/20/2070 (a)	111,859	5,764
Series 2021-H01, Class DI, IO, 0.74%, 12/20/2070 (a)	25,708	1,868

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-H02, Class IJ, IO, 0.03%, 1/20/2071 (a)	111,846	5,751
Series 2021-H02, Class JI, IO, 0.35%, 1/20/2071 (a)	25,852	1,099
Series 2021-H02, Class IH, IO, 0.47%, 1/20/2071 (a)	16,814	779
Series 2021-H02, Class HI, IO, 0.90%, 1/20/2071 (a)	36,533	1,064
Series 2021-H03, Class PI, IO, 0.02%, 2/20/2071 (a)	32,280	1,585
Series 2021-H03, Class IE, IO, 0.03%, 2/20/2071 (a)	8,184	299
Series 2021-H05, Class IQ, IO, 0.18%, 2/20/2071 (a)	77,652	2,488
Series 2021-H03, Class IP, IO, 0.23%, 2/20/2071 (a)	38,922	1,836
Series 2021-H03, Class IN, IO, 0.32%, 2/20/2071 (a)	49,368	2,174
Series 2021-H03, Class NI, IO, 0.47%, 2/20/2071 (a)	27,654	1,249
Series 2021-H03, Class TI, IO, 0.48%, 2/20/2071 (a)	54,912	2,746
Series 2021-H05, Class QI, IO, 0.11%, 3/20/2071 (a)	110,716	2,557
Series 2021-H06, Class IA, IO, 0.15%, 3/20/2071 (a)	17,668	477
Series 2023-H06, Class EI, IO, 0.72%, 3/20/2071 (a)	40,798	1,062
Series 2021-H06, Class QI, IO, 0.05%, 4/20/2071 (a)	42,148	1,024
Series 2021-H06, IO, 0.47%, 4/20/2071 (a)	73,864	1,558
Series 2021-H14, Class IY, IO, 0.03%, 9/20/2071 (a)	74,798	1,725
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	110	106
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	6,805	6,581
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	7,954	7,632
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	133	127
Series 2004-4, Class 1AF, 5.10%, 6/25/2034 (a) (c)	76	67
Series 2005-RP2, Class 1AF, 5.05%, 3/25/2035 (a) (c)	141	131
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	447	3
Series 2005-RP3, Class 1AF, 5.05%, 9/25/2035 (a) (c)	983	835
Series 2006-RP2, Class 1AS2, IF, IO, 1.16%, 4/25/2036 ‡ (a) (c)	823	43
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	81	81
Series 2003-13, Class 1A1, 6.41%, 10/25/2033 (a)	20	20
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	90	89
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	108	109
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	29	28
Series 2005-5F, Class 8A3, 5.20%, 6/25/2035 (a)	19	18
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	218	214
Series 2006-1F, Class 1AP, PO, 2/25/2036	45	26
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,128	498
Impac CMB Trust Series 2005-2, Class 2M1, 5.48%, 4/25/2035 (a)	20	18
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	120	127
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.96%, 3/25/2036 (a)	63	44
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 7.13%, 11/25/2033 (a)	37	36
Series 2006-A2, Class 5A3, 7.13%, 11/25/2033 (a)	67	65
Series 2004-A3, Class 4A1, 7.63%, 7/25/2034 (a)	6	5
Series 2006-A3, Class 6A1, 5.22%, 8/25/2034 (a)	23	23
Series 2006-A2, Class 4A1, 7.30%, 8/25/2034 (a)	86	87

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (a)	11	10
Series 2005-A1, Class 3A4, 5.62%, 2/25/2035 (a)	42	40
Series 2007-A1, Class 5A2, 6.10%, 7/25/2035 (a)	31	32
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (c) (d)	3,318	3,318
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.76%, 4/25/2036 (a)	167	106
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	19	17
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	314	93
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780	5,728
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.90%, 4/21/2034 (a)	27	26
Series 2004-3, Class 4A2, 4.94%, 4/25/2034 (a)	24	22
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (a)	13	12
Series 2004-13, Class 3A7, 6.42%, 11/21/2034 (a)	138	131
Series 2004-15, Class 3A1, 7.05%, 12/25/2034 (a)	25	24
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	65	66
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	24	23
Series 2004-1, Class 30, PO, 2/25/2034	31	21
Series 2004-3, Class 30, PO, 4/25/2034	58	42
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	27	4
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	59	60
Series 2004-5, Class 30, PO, 6/25/2034	69	50
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	19	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	29	4
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	288	282
Series 2004-7, Class 30, PO, 8/25/2034	16	11
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	64	8
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	511	76
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	28	27
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	32	28
Series 2004-1, Class 30, PO, 2/25/2034	4	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.05%, 5/25/2035 (a) (c)	1,056	528
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	37	28
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 6.00%, 3/25/2028 (a)	14	13
Series 2003-E, Class A1, 5.32%, 10/25/2028 (a)	107	101
Series 2003-F, Class A1, 5.34%, 10/25/2028 (a)	105	99
Series 2004-D, Class A2, 5.90%, 9/25/2029 (a)	60	58
Series 2004-E, Class A2A, 5.46%, 11/25/2029 (a)	25	24
Series 2003-A5, Class 2A6, 7.07%, 8/25/2033 (a)	45	43
Series 2004-A4, Class A2, 5.67%, 8/25/2034 (a)	80	75
Series 2004-1, Class 2A1, 5.85%, 12/25/2034 (a)	64	61

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 7.27%, 7/25/2033 (a)	29	28
Series 2005-A1, Class 3A, 5.62%, 12/25/2034 (a)	13	13
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	11,285	10,761
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (a)	121	116
MortgageIT Trust Series 2005-5, Class A1, 5.22%, 12/25/2035 (a)	19	18
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	143	128
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910	12,008
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700	7,605
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	23
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	8	8
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	2,681	2,590
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390	1,247
PHH Mortgage Corp., 9.00%, 5/25/2025 ‡ (c)	8,000	7,970
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	8,585	8,073
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	70	69
Series 2005-4, Class 2, PO, 10/25/2035	45	35
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,777	2,710
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	4,064	3,964
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	4,390	4,285
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	9,343	9,073
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (c)	4,631	4,623
RALI Trust
Series 2002-QS16, Class A3, IF, 6.79%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.85%, 5/25/2018 ‡ (a)	—	— (e)
Series 2004-QA4, Class NB3, 8.20%, 9/25/2034 (a)	67	66
Series 2004-QA6, Class NB2, 4.47%, 12/26/2034 (a)	25	23
Series 2005-QA6, Class A32, 7.05%, 5/25/2035 (a)	456	253
Series 2005-QA10, Class A31, 5.42%, 9/25/2035 (a)	51	35
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	91	73
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	77	78
Series 2004-IP2, Class 1A1, 6.56%, 12/25/2034 (a)	168	169
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	442	86
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	164	82
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,860
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 5.48%, 4/20/2033 (a)	87	82
Series 2004-8, Class A1, 5.42%, 9/20/2034 (a)	200	174
Series 2004-8, Class A2, 6.01%, 9/20/2034 (a)	160	148
Series 2004-9, Class A1, 5.40%, 10/20/2034 (a)	357	327
Series 2004-10, Class A1A, 5.34%, 11/20/2034 (a)	156	146

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.38%, 10/19/2034 (a)	187	178
Series 2005-AR5, Class A3, 5.22%, 7/19/2035 (a)	343	328
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 6.17%, 11/25/2033 (a)	33	32
Series 2003-37A, Class 2A, 6.21%, 12/25/2033 (a)	227	224
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.34%, 9/25/2043 (a)	14	14
Series 2004-1, Class II2A, 3.57%, 3/25/2044 (a)	9	8
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	2,089	2,026
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,660
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	16,002	14,032
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	8,440
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (c)	8,000	7,970
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	33	33
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	13	13
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	36	37
Series 1998-1, Class 2E, 7.00%, 3/15/2028	38	39
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,212	1,163
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	92	92
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	30	29
Series 2003-AR8, Class A, 6.26%, 8/25/2033 (a)	65	63
Series 2003-AR7, Class A7, 6.73%, 8/25/2033 (a)	85	85
Series 2003-AR9, Class 1A6, 6.57%, 9/25/2033 (a)	263	261
Series 2003-AR9, Class 2A, 6.80%, 9/25/2033 (a)	32	31
Series 2003-S9, Class P, PO, 10/25/2033	3	3
Series 2003-S9, Class A8, 5.25%, 10/25/2033	201	195
Series 2003-AR11, Class A6, 6.73%, 10/25/2033 (a)	184	174
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	213	210
Series 2004-AR3, Class A1, 5.71%, 6/25/2034 (a)	14	13
Series 2004-AR3, Class A2, 5.71%, 6/25/2034 (a)	98	90
Series 2006-AR10, Class 2P, 4.48%, 9/25/2036 (a)	27	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	24	23
Series 2005-2, Class 1A4, IF, IO, 0.35%, 4/25/2035 (a)	1,469	47
Series 2005-4, Class CB7, 5.50%, 6/25/2035	177	155
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	125	108
Series 2005-11, Class A4, IF, IO, 0.25%, 1/25/2036 (a)	2,401	77
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	108	111
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 7.27%, 10/25/2034 (a)	139	135
Series 2007-7, Class A7, 6.00%, 6/25/2037	66	58
Total Collateralized Mortgage Obligations (Cost $680,973)		633,230

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 9.8%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	8,667	8,199
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.72%, 4/14/2033 (a) (c)	4,461	4,401
Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (c)	2,500	1,572
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 1.98%, 11/27/2048 (a) (c)	15,428	14,608
Series 2024-FRR3, Class B, 1.49%, 1/27/2050 (a) (c)	13,000	11,754
Series 2024-FRR2, Class A, 2.51%, 7/27/2050 (a) (c)	15,000	13,770
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257	9,703
Series 2024-FRR1, Class A, 2.11%, 4/27/2049 ‡ (a) (c)	9,647	7,421
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,767
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 1.94%, 2/28/2025 (a) (c)	10,000	9,846
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.40%, 1/10/2038 (a) (c)	4,000	3,327
Series 2013-CR9, Class XB, IO, 1.06%, 7/10/2045 (a) (c)	32,152	34
Continental Community Holdings LLC Series 2021-1 A, Class A, 5.13%, 12/23/2026 ‡ (c)	5,114	4,886
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600	12,259
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	6,320	5,447
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000	4,916
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,257
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	337	326
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	55,335	6,267
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.79%, 1/25/2033 (a)	14,864	11,982
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.73%, 1/25/2051 (a) (c)	4,318	4,296
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	28,302	175
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	43,450	1,402
Series K740, Class XAM, IO, 1.19%, 10/25/2027 (a)	33,000	890
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (a)	63,828	2,877
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300	1,055
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,514
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (a)	106,459	6,727
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	97,678	3,536
FNMA ACES
Series 2015-M7, Class A2, 2.59%, 12/25/2024	132	131
Series 2015-M2, Class A3, 3.09%, 12/25/2024 (a)	732	729
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,357	1,304
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	3,931	3,770
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,513	3,274
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (a)	3,858	3,735
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	739	676
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	5,036	259
Series 2020-M11, IO, 1.89%, 1/25/2029 (a)	69,582	3,610
Series 2018-M3, Class A2, 3.16%, 2/25/2030 (a)	969	910
Series 2020-M39, Class X1, IO, 2.05%, 7/25/2030 (a)	43,696	2,756
Series 2020-M50, Class A2, 1.20%, 10/25/2030	113	105

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (a)	1,697	84
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,240	2,040
Series 2022-M4, Class 2A2, 1.25%, 12/25/2030 (a)	42,100	34,897
Series 2021-M4, Class A1, 0.96%, 2/25/2031	11,268	10,428
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600	19,673
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041	878
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900	15,720
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	612	559
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370	2,838
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	26,000	21,912
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730	19,251
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (a)	2,840	2,769
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (a)	15,000	13,176
Series 2023-M4, Class A1, 3.89%, 9/25/2032 (a)	8,095	7,905
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (a)	5,221	5,190
Series 2021-M6, Class A1, 1.54%, 3/25/2033 (a)	3,565	3,343
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (a)	6,345	6,264
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (a)	14,626	14,675
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000	4,118
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000	4,654
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	347	342
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (a)	12,212	856
Series 2019-M10, Class X, IO, 0.64%, 5/25/2049 (a)	50,909	1,568
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.73%, 1/25/2026 (a) (c)	2,400	2,349
Series 2019-K736, Class B, 3.89%, 7/25/2026 (a) (c)	6,500	6,332
Series 2017-K66, Class B, 4.18%, 7/25/2027 (a) (c)	1,000	972
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (a) (c)	10,000	8,195
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (a) (c)	4,893	4,426
Series 19K-1511, Class B, 4.72%, 3/25/2034 (a) (c)	3,500	3,099
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (c)	3,691	3,623
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,966
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	988
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (c)	1,600	1,570
Series 2017-K69, Class C, 3.85%, 10/25/2049 (a) (c)	2,765	2,631
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,847
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662	3,557
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240	1,200
Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (c)	1,150	1,112
Series 2018-K75, Class B, 4.11%, 4/25/2051 (a) (c)	3,000	2,872
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,449	3,342
Series 2018-K79, Class C, 4.35%, 7/25/2051 (a) (c)	4,030	3,858
Series 2018-K81, Class B, 4.31%, 9/25/2051 (a) (c)	2,000	1,927
Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (c)	6,750	6,231
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (c)	7,140	6,491
Series 2020-K737, Class B, 3.44%, 1/25/2053 (a) (c)	4,832	4,662
Series 2020-K737, Class C, 3.44%, 1/25/2053 (a) (c)	10,000	9,615

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
GAM Re-REMIC Trust
Series 2021-FRR1, Class 2A, PO, , 11/29/2050 ‡ (c)	3,300	2,740
Series 2021-FRR2, Class AK44, 1.90%, 9/27/2051 ‡ (a) (c)	8,000	7,930
GNMA
Series 2012-147, Class AK, 2.79%, 4/16/2054 (a)	6,827	6,274
Series 2017-76, Class B, 2.60%, 12/16/2056	5,019	3,694
Series 2020-121, Class B, 1.50%, 8/16/2060	11,740	8,825
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,754	2,782
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,827
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,444
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.82%, 4/15/2038 (a) (c)	1,920	1,918
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,350
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	4,480
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.73%, 11/25/2053 (a) (c)	7,953	8,294
Series 2024-01, Class M7, 7.48%, 7/25/2054 (a) (c)	1,184	1,195
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	3,200	3,112
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	1,966	1,874
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 (c)	11,000	8,414
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000	5,048
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	13,580	13,795
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,571
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,708
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	96	95
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	329	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.87%, 2/15/2040 (a) (c)	2,889	2,871
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (c)	750	639
Total Commercial Mortgage-Backed Securities (Cost $589,499)		572,358
U.S. Treasury Obligations — 3.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	73,000	46,366
2.38%, 2/15/2042	98,610	73,900
3.38%, 8/15/2042	10,000	8,679
3.88%, 2/15/2043	8,000	7,418
3.63%, 8/15/2043	25,000	22,267
2.25%, 2/15/2052	25,000	16,333
3.63%, 2/15/2053	17,000	14,815
U.S. Treasury Notes 2.88%, 5/15/2032 (f)	9,000	8,266
U.S. Treasury STRIPS Bonds 8.76%, 11/15/2030 (g)	150	117
Total U.S. Treasury Obligations (Cost $228,670)		198,161

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.6%
Investment Companies — 7.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (h) (i) (Cost $442,749)	442,641	442,818
Total Investments — 106.3% (Cost $6,488,973)		6,216,734
Liabilities in Excess of Other Assets — (6.3)%		(370,363)
NET ASSETS — 100.0%		5,846,371

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of November 30, 2024.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	635	03/20/2025	USD	70,624	907
U.S. Treasury 10 Year Ultra Note	276	03/20/2025	USD	31,697	569
U.S. Treasury Long Bond	52	03/20/2025	USD	6,216	161
U.S. Treasury 5 Year Note	1,505	03/31/2025	USD	161,987	1,234
					2,871

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$624,837	$140,424	$765,261
Collateralized Mortgage Obligations	—	569,540	63,690	633,230
Commercial Mortgage-Backed Securities	—	528,367	43,991	572,358
Mortgage-Backed Securities	—	3,604,906	—	3,604,906
U.S. Treasury Obligations	—	198,161	—	198,161
Short-Term Investments
Investment Companies	442,818	—	—	442,818
Total Investments in Securities	$442,818	$5,525,811	$248,105	$6,216,734
Appreciation in Other Financial Instruments
Futures Contracts	$2,871	$—	$—	$2,871
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$90,411	$—	$2,505	$55	$52,001	$(23,283)	$15,397	$—	$3,338	$140,424
Collateralized Mortgage Obligations	30,037	—	761	57	47,494	(11,321)	—	—	(3,338)	63,690
Commercial Mortgage-Backed Securities	38,341	—	2,786	185	7,780	(5,101)	—	—	—	43,991
Total	$158,789	$—	$6,052	$297	$107,275	$(39,705)	$15,397	$—	$—	$248,105

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $5,952.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$44,421	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 75.00% (14.44%)
			Yield (Discount Rate of Cash Flows)	6.09% - 11.42% (7.88%)

Asset-Backed Securities	44,421
	14,293	Discounted Cash Flow	Constant Prepayment Rate	75.00% - 100.00% (85.11%)
			Yield (Discount Rate of Cash Flows)	5.84% - 20.00% (9.38%)

Collateralized Mortgage Obligations	14,293
Total	$58,714

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $189,391. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$622,242	$1,496,902	$1,676,262	$(128)	$64	$442,818	442,641	$18,618	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.